UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Paul F. Leone

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2011

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS	97.84%
Consumer Discretionary		15.91%
Auto Components		1.69%
Johnson Controls Inc.	47,050	$1,955,869

Hotels, Restaurants & Leisure		2.77%
Las Vegas Sands Corp.**	40,008	1,689,138
Starbucks Corp.	40,865	1,509,962
		3,199,100

Internet & Catalog Retail		3.47%
Amazon.com Inc.**	11,280	2,031,866
Priceline.com Inc.**	3,902	1,976,129
		4,007,995

Media		1.58%
CBS Corp. - Class B	72,950	1,826,668

Multiline Retail		0.86%
Nordstrom Inc.	22,265	999,253

Specialty Retail		2.48%
Abercrombie & Fitch Co. - Class A	16,800	986,160
Home Depot Inc.	50,764	1,881,314
		2,867,474

Textiles, Apparel & Luxury Goods		3.06%
Coach Inc.	31,300	1,628,852
Fossil Inc.**	11,065	1,036,237
Lululemon Athletica Inc. (Canada)**	9,799	872,601
		3,537,690

Total Consumer Discretionary
(Cost $13,596,224)		18,394,049

Consumer Staples		2.13%
Personal Products		2.13%
The Estee Lauder Cos. Inc. - Class A	11,200	1,079,232
Herbalife Ltd. (Cayman Islands)	17,000	1,383,120
		2,462,352

Total Consumer Staples
(Cost $1,566,675)		2,462,352

Energy		12.87%
Energy Equipment & Services		4.76%
Halliburton Co.	46,062	2,295,730
Schlumberger Ltd.	34,360	3,204,413
		5,500,143

Oil, Gas & Consumable Fuels		8.11%
Anadarko Petroleum Corp.	22,674	1,857,454
Chevron Corp.	13,895	1,492,740
Concho Resources Inc.**	13,956	1,497,479
Continental Resources Inc.**	28,070	2,006,163
Newfield Exploration Co.**	11,900	904,519
Pioneer Natural Resources Co.	15,860	1,616,451
		9,374,806

Total Energy
(Cost $11,180,950)		14,874,949

Financials		6.23%
Capital Markets		4.02%
Affiliated Managers Group Inc.**	9,100	995,267
BlackRock Inc.	7,900	1,587,979
Invesco Ltd.	39,260	1,003,485
Morgan Stanley	38,990	1,065,207
		4,651,938

Consumer Finance		0.91%
Discover Financial Services	43,800	1,056,456

Diversified Financial Services		1.30%
JPMorgan Chase & Co.	32,497	$1,498,112

Total Financials
(Cost $5,932,074)		7,206,506

Healthcare		8.49%
Biotechnology		1.45%
United Therapeutics Corp.**	25,080	1,680,861

Healthcare Providers & Services		2.87%
Express Scripts Inc.**	31,200	1,735,032
Humana Inc.**	22,690	1,586,939
		3,321,971

Healthcare Technology		1.34%
Allscripts Healthcare Solutions Inc.**	73,606	1,544,990

Life Sciences Tools & Services		1.54%
Agilent Technologies Inc.**	39,800	1,782,244

Pharmaceuticals		1.29%
Allergan Inc.	20,999	1,491,349

Total Healthcare
(Cost $8,744,452)		9,821,415

Industrials		16.70%
Aerospace & Defense		5.79%
Honeywell International Inc.	29,620	1,768,610
Precision Castparts Corp.	8,329	1,225,862
TransDigm Group Inc.**	18,703	1,567,872
United Technologies Corp.	25,107	2,125,308
		6,687,652

Electrical Equipment		1.83%
AMETEK Inc.	24,000	1,052,880
Cooper Industries PLC	16,370	1,062,413
		2,115,293

Industrial Conglomerates		0.88%
Siemens AG - ADR (Germany)	7,400	1,016,316

Machinery		7.17%
Caterpillar Inc.	27,090	3,016,472
Cummins Inc.	15,271	1,674,007
Deere & Co.	20,440	1,980,432
Parker Hannifin Corp.	17,102	1,619,217
		8,290,128

Road & Rail		1.03%
Norfolk Southern Corp.	17,240	1,194,215

Total Industrials
(Cost $13,741,749)		19,303,604

Information Technology		29.51%
Communications Equipment		1.36%
QUALCOMM Inc.	28,600	1,568,138

Computers & Peripherals		12.11%
Apple Inc.**	24,337	8,480,227
EMC Corp.**	119,180	3,164,229
NetApp Inc.**	48,860	2,354,075
		13,998,531

Internet Software & Services		5.31%
Baidu.com Inc. - ADR (China)**	8,385	1,155,537
Google Inc. - Class A**	8,506	4,986,302
		6,141,839

IT Services		3.32%
Gartner Inc.**	30,100	1,254,267
Teradata Corp.**	51,000	2,585,700
		3,839,967

Semiconductors & Semiconductor Equipment		2.45%
Broadcom Corp. - Class A**	29,611	$1,166,081
Marvell Technology Group Ltd. (Bermuda)**	107,183	1,666,696
		2,832,777

Software		4.96%
Oracle Corp.	111,100	3,707,407
VMware Inc. - Class A**	24,948	2,034,260
		5,741,667

Total Information Technology
(Cost $20,211,279)		34,122,919

Materials		5.09%
Chemicals		1.99%
FMC Corp.	15,600	1,324,908
Potash Corp. of Saskatchewan Inc. (Canada)	16,500	972,345
		2,297,253

Metals & Mining		3.10%
Freeport-McMoRan Copper & Gold Inc.	33,400	1,855,370
Walter Energy Inc.	12,800	1,733,504
		3,588,874

Total Materials
(Cost $4,647,718)		5,886,127

Telecommunication Services		0.91%
Wireless Telecommunication Services		0.91%
American Tower Corp. - Class A**	20,300	1,051,946

Total Telecommunication Services
(Cost $963,743)		1,051,946

Total Common Stocks
(Cost $80,584,864)		113,123,867

MONEY MARKET MUTUAL FUNDS		1.01%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		1,163,943

Total Money Market Mutual Funds
(Cost $1,163,943)		1,163,943

Total Investments
(Cost $81,748,807)	98.85%	114,287,810

Other Assets in Excess of Liabilities	1.15%	1,331,900

Net Assets	100.00%	$115,619,710

Westcore Growth Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$107,221,195	92.74%
Canada	1,844,946	1.59%
Bermuda	1,666,696	1.44%
Cayman Islands	1,383,120	1.20%
China	1,155,537	1.00%
Germany	1,016,316	0.88%
Total Investments	114,287,810	98.85%
Other Assets in Excess of Liabilities	1,331,900	1.15%
Net Assets	$115,619,710	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.26%
Consumer Discretionary		18.75%
Diversified Consumer Services		1.71%
Sotheby's	52,400	$2,756,240

Hotels, Restaurants & Leisure		2.37%
Intercontinental Hotels Group PLC - ADR (United Kingdom)	108,200	2,242,986
Wynn Resorts Ltd.	12,300	1,565,175
		3,808,161

Media		3.61%
Focus Media Holding Ltd. - ADR (China)**	88,300	2,708,161
Sirius XM Radio Inc.**	1,860,000	3,087,600
		5,795,761

Specialty Retail		8.08%
Advance Auto Parts Inc.	29,500	1,935,790
Guess? Inc.	41,100	1,617,285
Ross Stores Inc.	39,800	2,830,576
Signet Jewelers Ltd. (Bermuda)**	74,300	3,419,286
TJX Cos. Inc.	64,200	3,192,666
		12,995,603

Textiles, Apparel & Luxury Goods		2.98%
Polo Ralph Lauren Corp.	17,500	2,163,875
The Warnaco Group Inc.**	45,900	2,625,021
		4,788,896

Total Consumer Discretionary
(Cost $24,144,751)		30,144,661

Consumer Staples		3.15%
Beverages		0.54%
Dr Pepper Snapple Group Inc.	23,200	862,112

Food Products		0.60%
Mead Johnson Nutrition Co.	16,600	961,638

Personal Products		2.01%
Herbalife Ltd. (Cayman Islands)	39,800	3,238,128

Total Consumer Staples
(Cost $3,216,555)		5,061,878

Energy		9.16%
Energy Equipment & Services		5.32%
Dril-Quip Inc.**	36,300	2,868,789
Helmerich & Payne Inc.	45,000	3,091,050
Oil States International Inc.**	34,100	2,596,374
		8,556,213

Oil, Gas & Consumable Fuels		3.84%
Bill Barrett Corp.**	36,700	1,464,697
SM Energy Co.	24,900	1,847,331
Whiting Petroleum Corp.**	38,900	2,857,205
		6,169,233

Total Energy
(Cost $10,499,041)		14,725,446

Financials		2.30%
Capital Markets		0.27%
T. Rowe Price Group Inc.	6,500	431,730

Commercial Banks		1.07%
Comerica Inc.	46,800	1,718,496

Thrifts & Mortgage Finance		0.96%
Washington Federal Inc.	88,700	1,538,058

Total Financials
(Cost $3,230,290)		3,688,284

Healthcare		15.29%
Biotechnology		3.22%
Incyte Corp.**	128,500	$2,036,725
United Therapeutics Corp.**	46,800	3,136,536
		5,173,261

Healthcare Equipment & Supplies		3.69%
C.R. Bard Inc.	22,200	2,204,682
Varian Medical Systems Inc.**	55,100	3,726,964
		5,931,646

Healthcare Providers & Services		4.90%
Community Health Systems Inc.**	39,600	1,583,604
Coventry Health Care Inc.**	101,200	3,227,268
DaVita Inc.**	22,950	1,962,455
MEDNAX Inc.**	16,600	1,105,726
		7,879,053

Life Sciences Tools & Services		1.36%
Pharmaceutical Product Development Inc.	78,700	2,180,777

Pharmaceuticals		2.12%
Endo Pharmaceuticals Holdings Inc.**	68,800	2,625,408
Shire PLC - ADR (Ireland)	9,100	792,610
		3,418,018

Total Healthcare
(Cost $20,134,457)		24,582,755

Industrials		17.61%
Building Products		1.06%
Lennox International Inc.	32,300	1,698,334

Electrical Equipment		5.59%
Cooper Industries PLC	39,800	2,583,020
Regal-Beloit Corp.	18,700	1,380,621
Rockwell Automation Inc.	23,300	2,205,345
Thomas & Betts Corp.**	47,470	2,823,041
		8,992,027

Machinery		7.22%
Actuant Corp. - Class A	86,100	2,496,900
Ingersoll-Rand PLC (Ireland)	26,800	1,294,708
Lincoln Electric Holdings Inc.	24,400	1,852,448
Parker Hannifin Corp.	20,500	1,940,940
SPX Corp.	50,700	4,025,073
		11,610,069

Road & Rail		1.51%
Ryder System Inc.	48,100	2,433,860

Trading Companies & Distributors		2.23%
WESCO International Inc.**	57,300	3,581,250

Total Industrials
(Cost $19,667,105)		28,315,540

Information Technology		23.19%
Electronic Equipment Instruments & Components		1.15%
Itron Inc.**	32,800	1,851,232

Internet Software & Services		1.80%
VeriSign Inc.	80,000	2,896,800

IT Services		4.50%
Alliance Data Systems Corp.**	30,600	2,628,234
Global Payments Inc.	25,300	1,237,676
Teradata Corp.**	66,400	3,366,480
		7,232,390

Semiconductors & Semiconductor Equipment		6.93%
Avago Technologies Ltd. (Singapore)	104,000	3,234,400
Cypress Semiconductor Corp.**	70,800	1,372,104
Marvell Technology Group Ltd. (Bermuda)**	140,300	2,181,665
Maxim Integrated Products Inc.	61,700	$1,579,520
Novellus Systems Inc.**	38,500	1,429,505
Silicon Laboratories Inc.**	31,000	1,339,510
		11,136,704

Software		8.81%
Autodesk Inc.**	77,400	3,414,114
Citrix Systems Inc.**	46,000	3,379,160
Intuit Inc.**	64,700	3,435,570
MICROS Systems Inc.**	47,200	2,333,096
Parametric Technology Corp.**	71,200	1,601,288
		14,163,228

Total Information Technology
(Cost $30,526,513)		37,280,354

Materials		8.65%
Chemicals		6.18%
Albemarle Corp.	39,800	2,378,846
Cytec Industries Inc.	27,300	1,484,301
FMC Corp.	30,600	2,598,858
Rockwood Holdings Inc.**	70,400	3,465,088
		9,927,093

Metals & Mining		2.47%
Cliffs Natural Resources Inc.	25,400	2,496,312
Compass Minerals International Inc.	15,800	1,477,774
		3,974,086

Total Materials
(Cost $10,434,676)		13,901,179

Telecommunication Services		0.16%
Wireless Telecommunication Services		0.16%
MetroPCS Communications Inc.**	15,600	253,344

Total Telecommunication Services
(Cost $254,085)		253,344

Total Common Stocks
(Cost $122,107,473)		157,953,441

MONEY MARKET MUTUAL FUNDS		0.89%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		1,440,271

Total Money Market Mutual Funds
(Cost $1,440,271)		1,440,271

Total Investments
(Cost $123,547,744)	99.15%	159,393,712

Other Assets in Excess of Liabilities	0.85%	1,359,715

Net Assets	100.00%	$160,753,427

Westcore MIDCO Growth Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$140,281,768	87.27%
Bermuda	5,600,951	3.48%
Cayman Islands	3,238,128	2.01%
Singapore	3,234,400	2.01%
China	2,708,161	1.68%
United Kingdom	2,242,986	1.40%
Ireland	2,087,318	1.30%
Total Investments	159,393,712	99.15%
Other Assets in Excess of Liabilities	1,359,715	0.85%
Net Assets	$160,753,427	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		96.91%
Consumer Discretionary		22.45%
Diversified Consumer Services		3.82%
Sotheby's	431,900	$22,717,940

Media		7.06%
Focus Media Holding Ltd. - ADR (China)**	680,869	20,882,252
Sirius XM Radio Inc.**	12,722,200	21,118,852
		42,001,104

Specialty Retail		8.63%
Signet Jewelers Ltd. (Bermuda)**	619,672	28,517,306
TJX Cos. Inc.	458,900	22,821,097
		51,338,403

Textiles, Apparel & Luxury Goods		2.94%
The Warnaco Group Inc.**	305,900	17,494,421

Total Consumer Discretionary
(Cost $120,052,161)		133,551,868

Consumer Staples		3.86%
Personal Products		3.86%
Herbalife Ltd. (Cayman Islands)	282,000	22,943,520

Total Consumer Staples
(Cost $16,447,326)		22,943,520

Energy		10.08%
Energy Equipment & Services		5.19%
Helmerich & Payne Inc.	449,900	30,903,631

Oil, Gas & Consumable Fuels		4.89%
Whiting Petroleum Corp.**	395,900	29,078,855

Total Energy
(Cost $44,702,412)		59,982,486

Healthcare		12.28%
Biotechnology		3.75%
United Therapeutics Corp.**	332,900	22,310,958

Healthcare Equipment & Supplies		4.45%
Varian Medical Systems Inc.**	391,400	26,474,296

Healthcare Providers & Services		4.08%
Coventry Health Care Inc.**	760,300	24,245,967

Total Healthcare
(Cost $67,211,305)		73,031,221

Industrials		23.39%
Building Products		3.98%
Lennox International Inc.	449,900	23,655,742

Electrical Equipment		3.37%
Thomas & Betts Corp.**	337,400	20,065,178

Machinery		8.67%
Actuant Corp. - Class A	805,300	23,353,700
SPX Corp.	355,400	28,215,206
		51,568,906

Road & Rail		2.50%
Ryder System Inc.	293,445	14,848,317

Trading Companies & Distributors		4.87%
WESCO International Inc.**	463,400	28,962,500

Total Industrials
(Cost $121,188,533)		139,100,643

Information Technology		20.14%
Electronic Equipment Instruments & Components		3.42%
Itron Inc.**	359,900	$20,312,756

IT Services		3.18%
Teradata Corp.**	373,400	18,931,380

Semiconductors & Semiconductor Equipment		4.02%
Avago Technologies Ltd. (Singapore)	769,300	23,925,230

Software		9.52%
Citrix Systems Inc.**	242,900	17,843,434
Intuit Inc.**	359,900	19,110,690
Take-Two Interactive Software Inc.**	1,277,600	19,636,712
		56,590,836

Total Information Technology
(Cost $108,613,920)		119,760,202

Materials		4.71%
Chemicals		4.71%
Rockwood Holdings Inc.**	569,100	28,011,102

Total Materials
(Cost $18,463,653)		28,011,102

Total Common Stocks
(Cost $496,679,310)		576,381,042

MONEY MARKET MUTUAL FUNDS		7.46%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		44,342,861

Total Money Market Mutual Funds
(Cost $44,342,861)		44,342,861

Total Investments
(Cost $541,022,171)	104.37%	620,723,903

Liabilities in Excess of Other Assets	(4.37%)	(25,998,626)

Net Assets	100.00%	$594,725,277

Westcore Select Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$524,455,595	88.18%
Bermuda	28,517,306	4.80%
Singapore	23,925,230	4.02%
Cayman Islands	22,943,520	3.86%
China	20,882,252	3.51%
Total Investments	620,723,903	104.37%
Liabilities in Excess of Other Assets	(25,998,626)	(4.37%)
Net Assets	$594,725,277	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.16%
Basic Materials		7.99%
Chemicals		1.38%
Ecolab Inc.	36,300	$1,852,026

Forestry & Paper		3.90%
Ball Corp.	66,180	2,372,553
International Paper Co.	95,250	2,874,645
		5,247,198

Non-Ferrous Metals		1.70%
Freeport-McMoRan Copper & Gold Inc.	41,300	2,294,215

Specialty Chemicals		1.01%
Air Products & Chemicals Inc.	15,100	1,361,718

Total Basic Materials
(Cost $8,961,690)		10,755,157

Capital Goods		4.77%
Aerospace & Defense		2.59%
General Dynamics Corp.	23,500	1,799,160
Raytheon Co.	33,300	1,693,971
		3,493,131

Industrial Products		2.18%
ITT Corp.	48,900	2,936,445

Total Capital Goods
(Cost $5,477,055)		6,429,576

Commercial Services		5.43%
Business Products & Services		2.88%
Quanta Services Inc.**	121,200	2,718,516
Xerox Corp.	109,300	1,164,045
		3,882,561

IT Services		1.21%
Computer Sciences Corp.	33,350	1,625,146

Transaction Processing		1.34%
The Western Union Co.	86,900	1,804,913

Total Commercial Services
(Cost $8,017,506)		7,312,620

Communications		3.05%
Networking		0.81%
Cisco Systems Inc.	63,700	1,092,455

Telecomm Equipment & Solutions		2.24%
QUALCOMM Inc.	33,100	1,814,873
Research In Motion Ltd. (Canada)**	21,200	1,199,284
		3,014,157

Total Communications
(Cost $4,277,219)		4,106,612

Consumer Cyclical		7.85%
Apparel & Footwear Manufacturing		3.70%
Nike Inc. - Class B	25,100	1,900,070
VF Corp.	31,300	3,083,989
		4,984,059

Department Stores		1.63%
Macy's Inc.	90,200	2,188,252

Recreation & Leisure		1.40%
Mattel Inc.	75,700	1,887,201

Restaurants		1.12%
Darden Restaurants Inc.	30,740	1,510,256

Total Consumer Cyclical
(Cost $8,468,802)		10,569,768

Consumer Staples		10.07%
Beverages: Non-Alcoholic		1.71%
Dr Pepper Snapple Group Inc.	61,800	$2,296,488

Consumer Products		2.34%
Colgate-Palmolive Co.	39,100	3,157,716

Food & Agricultural Products		6.02%
Campbell Soup Co.	72,900	2,413,719
HJ Heinz Co.	52,800	2,577,696
Unilever N.V. (Netherlands)	99,600	3,123,456
		8,114,871

Total Consumer Staples
(Cost $13,664,035)		13,569,075

Energy		11.59%
Exploration & Production		3.84%
Occidental Petroleum Corp.	49,480	5,170,165

Integrated Oils		4.75%
Exxon Mobil Corp.	28,000	2,355,640
Marathon Oil Corp.	75,900	4,046,229
		6,401,869

Oil Services		3.00%
Ensco PLC - ADR (United Kingdom)	35,200	2,035,968
Noble Corp. (Switzerland)	44,000	2,007,280
		4,043,248

Total Energy
(Cost $10,510,457)		15,615,282

Interest Rate Sensitive		13.96%
Insurance/Real Estate Brokers		1.83%
AON Corp.	46,500	2,462,640

Money Center Banks		1.98%
JPMorgan Chase & Co.	58,000	2,673,800

Property Casualty Insurance		2.54%
ACE Ltd. (Switzerland)	31,700	2,050,990
Chubb Corp.	22,300	1,367,213
		3,418,203

Regional Banks		4.13%
PNC Financial Services Group Inc.	27,100	1,707,029
SunTrust Banks Inc.	45,100	1,300,684
Wells Fargo & Co.	80,500	2,551,850
		5,559,563

Securities & Asset Management		2.60%
Goldman Sachs Group Inc.	22,100	3,502,187

Thrifts		0.88%
Annaly Capital Management Inc.	67,700	1,181,365

Total Interest Rate Sensitive
(Cost $16,857,628)		18,797,758

Medical/Healthcare		10.90%
Medical Technology		1.94%
Zimmer Holdings Inc.**	43,250	2,617,922

Pharmaceuticals		8.96%
Abbott Laboratories	56,850	2,788,493
Amgen Inc.**	58,500	3,126,825
Forest Laboratories Inc.**	85,850	2,772,955
Pfizer Inc.	166,062	3,372,719
		12,060,992

Total Medical/Healthcare
(Cost $14,431,919)		14,678,914

Technology		14.07%
Computer Software		5.02%
Microsoft Corp.	122,100	3,096,456
Symantec Corp.**	197,500	3,661,650
		6,758,106

PC's & Servers		6.72%
Dell Inc.**	256,700	$3,724,717
International Business Machines Corp.	32,700	5,332,389
		9,057,106

Semiconductors		2.33%
Avago Technologies Ltd. (Singapore)	61,700	1,918,870
Intel Corp.	60,500	1,220,285
		3,139,155

Total Technology
(Cost $17,219,723)		18,954,367

Transportation		4.24%
Railroads		4.24%
Norfolk Southern Corp.	41,150	2,850,461
Union Pacific Corp.	29,100	2,861,403
		5,711,864

Total Transportation
(Cost $3,841,563)		5,711,864

Utilities		4.24%
Independent Power		1.89%
Exelon Corp.	30,100	1,241,324
Public Service Enterprises Group Inc.	41,300	1,301,363
		2,542,687

Integrated Gas & Electric		0.96%
Dominion Resources Inc.	29,000	1,296,300

Regulated Electric		1.39%
Edison International	51,100	1,869,749

Total Utilities
(Cost $5,254,314)		5,708,736

Total Common Stocks
(Cost $116,981,911)		132,209,729

MONEY MARKET MUTUAL FUNDS		0.51%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		693,689

Total Money Market Mutual Funds
(Cost $693,689)		693,689

Total Investments
(Cost $117,675,600)	98.67%	132,903,418

Other Assets in Excess of Liabilities	1.33%	1,788,018

Net Assets	100.00%	$134,691,436

Westcore Blue Chip Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$120,567,570	89.51%
Switzerland	4,058,270	3.01%
Netherlands	3,123,456	2.32%
United Kingdom	2,035,968	1.51%
Singapore	1,918,870	1.43%
Canada	1,199,284	0.89%
Total Investments	132,903,418	98.67%
Other Assets in Excess of Liabilities	1,788,018	1.33%
Net Assets	$134,691,436	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.18%
Basic Materials		7.59%
Forestry & Paper		2.62%
International Paper Co.	25,700	$775,626
Packaging Corp. of America	17,400	502,686
		1,278,312

Other Materials (Rubber & Plastic)		4.04%
Crown Holdings Inc.**	29,250	1,128,465
Owens-Illinois Inc.**	28,100	848,339
		1,976,804

Precious Metals		0.93%
Hecla Mining Co.**	50,100	454,908

Total Basic Materials
(Cost $1,893,640)		3,710,024

Capital Goods		6.77%
Electrical Equipment		1.97%
General Cable Corp.**	22,200	961,260

Industrial Products		4.80%
Avery Dennison Corp.	16,800	704,928
Harsco Corp.	29,200	1,030,468
ITT Corp.	10,200	612,510
		2,347,906

Total Capital Goods
(Cost $3,341,282)		3,309,166

Commercial Services		5.21%
Business Products & Services		3.43%
Quanta Services Inc.**	48,575	1,089,537
Xerox Corp.	54,981	585,548
		1,675,085

Environmental & Pollution Control		1.78%
Waste Connections Inc.	30,285	871,905

Total Commercial Services
(Cost $2,140,415)		2,546,990

Communications		0.93%
Telecomm Equipment & Solutions		0.93%
Plantronics Inc.	12,400	454,088

Total Communications
(Cost $468,439)		454,088

Consumer Cyclical		10.76%
Apparel & Footwear Manufacturing		2.26%
VF Corp.	11,200	1,103,536

Clothing & Accessories		1.44%
Polo Ralph Lauren Corp.	5,700	704,805

Department Stores		2.04%
Macy's Inc.	41,200	999,512

Motor Vehicle Parts		1.32%
Autoliv Inc. (Sweden)	8,700	645,801

Specialty Retail		3.70%
GameStop Corp. - Class A**	36,100	812,972
Signet Jewelers Ltd. (Bermuda)**	21,600	994,032
		1,807,004

Total Consumer Cyclical
(Cost $3,332,039)		5,260,658

Consumer Staples		5.41%
Beverages: Non-Alcoholic		1.58%
Dr Pepper Snapple Group Inc.	20,800	772,928

Food & Agricultural Products		3.83%
The J.M. Smucker Co.	13,000	$928,070
Tyson Foods Inc. - Class A	49,250	945,107
		1,873,177

Total Consumer Staples
(Cost $2,108,837)		2,646,105

Energy		11.06%
Exploration & Production		4.67%
Forest Oil Corp.**	35,366	1,337,896
SM Energy Co.	12,700	942,213
		2,280,109

Oil Services		4.70%
Ensco PLC - ADR (United Kingdom)	12,800	740,352
Noble Corp. (Switzerland)	16,200	739,044
Tidewater Inc.	13,700	819,945
		2,299,341

Refining & Marketing		1.69%
Holly Corp.	13,600	826,336

Total Energy
(Cost $3,529,377)		5,405,786

Interest Rate Sensitive		17.19%
Insurance/Real Estate Brokers		1.49%
AON Corp.	13,800	730,848

Life & Health Insurance		4.94%
Reinsurance Group of America Inc.	24,841	1,559,518
Unum Group	32,500	853,125
		2,412,643

Property Casualty Insurance		5.65%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	11,600	727,204
Alterra Capital Holdings Ltd. (Bermuda)	22,800	509,352
Axis Capital Holdings Ltd. (Bermuda)	22,000	768,240
PartnerRe Ltd. (Bermuda)	9,540	755,950
		2,760,746

Regional Banks		3.38%
Comerica Inc.	18,800	690,336
SunTrust Banks Inc.	33,300	960,372
		1,650,708

Thrifts		1.73%
Annaly Capital Management Inc.	48,500	846,325

Total Interest Rate Sensitive
(Cost $6,577,028)		8,401,270

Medical/Healthcare		7.58%
Healthcare Services		2.85%
Lincare Holdings Inc.	16,400	486,424
Omnicare Inc.	30,300	908,697
		1,395,121

Medical Technology		0.93%
Life Technologies Corp.**	8,630	452,385

Pharmaceuticals		3.80%
Cephalon Inc.**	6,430	487,265
Covance Inc.**	8,500	465,120
Forest Laboratories Inc.**	28,100	907,630
		1,860,015

Total Medical/Healthcare
(Cost $3,095,510)		3,707,521

Real Estate Investment Trusts (REITs)		8.43%
Forestry & Paper		2.24%
Rayonier Inc.	17,600	$1,096,656

Healthcare		1.55%
Senior Housing Properties Trust	32,900	758,016

Office Properties		4.64%
Alexandria Real Estate Equities Inc.	8,500	662,745
Digital Realty Trust Inc.	15,400	895,356
Mack-Cali Realty Corp.	20,900	708,510
		2,266,611

Total Real Estate Investment Trusts (REITs)
(Cost $3,965,265)		4,121,283

Technology		5.15%
Computer Software		3.75%
Symantec Corp.**	46,600	863,964
Synopsys Inc.**	35,100	970,515
		1,834,479

Semiconductors		1.40%
Avago Technologies Ltd. (Singapore)	22,000	684,200

Total Technology
(Cost $2,261,212)		2,518,679

Transportation		0.75%
Trucking, Shipping & Air Freight		0.75%
Diana Shipping Inc. (Greece)**	31,000	367,040

Total Transportation
(Cost $686,242)		367,040

Utilities		11.35%
Gas Utilities		2.41%
UGI Corp.	35,755	1,176,339

Integrated Gas & Electric		3.44%
CenterPoint Energy Inc.	63,635	1,117,431
NiSource Inc.	29,400	563,892
		1,681,323

Regulated Electric		4.52%
Edison International	18,300	669,597
ITC Holdings Corp.	6,900	482,310
Westar Energy Inc.	40,000	1,056,800
		2,208,707

Water Utilities		0.98%
American Water Works Co. Inc	17,100	479,655

Total Utilities
(Cost $4,501,084)		5,546,024

Total Common Stocks
(Cost $37,900,370)		47,994,634

MONEY MARKET MUTUAL FUNDS		1.04%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		510,780

Total Money Market Mutual Funds
(Cost $510,780)		510,780

Total Investments
(Cost $38,411,150)	99.22%	48,505,414

Other Assets in Excess of Liabilities	0.78%	381,380

Net Assets	100.00%	$48,886,794

Westcore Mid-Cap Value Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$41,574,199	85.04%
Bermuda	3,027,574	6.19%
Switzerland	1,466,248	3.00%
United Kingdom	740,352	1.52%
Singapore	684,200	1.40%
Sweden	645,801	1.32%
Greece	367,040	0.75%
Total Investments	48,505,414	99.22%
Other Assets in Excess of Liabilities	381,380	0.78%
Net Assets	$48,886,794	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS	95.49%
Basic Materials		7.42%
Forestry & Paper		3.32%
KapStone Paper and Packaging Corp.**	47,100	$808,707
Rock-Tenn Co. - Class A	15,300	1,061,055
		1,869,762

Precious Metals		2.19%
Hecla Mining Co.**	71,500	649,220
Thompson Creek Metals Co. Inc. (Canada)**	46,600	584,364
		1,233,584

Specialty Chemicals		0.83%
OM Group Inc.**	12,700	464,058

Steel		1.08%
Schnitzer Steel Industries Inc. - Class A	9,350	607,844

Total Basic Materials
(Cost $3,006,778)		4,175,248

Capital Goods		5.87%
Electrical Equipment		1.24%
General Cable Corp.**	16,095	696,913

Engineering & Construction		2.04%
EMCOR Group Inc.**	37,070	1,148,058

Industrial Products		2.59%
EnPro Industries Inc.**	40,100	1,456,432

Total Capital Goods
(Cost $2,151,974)		3,301,403

Commercial Services		7.55%
Business Products & Services		3.32%
CRA International Inc.**	27,600	795,708
Schawk Inc.	55,200	1,073,088
		1,868,796

Distributors & Wholesalers		1.89%
Central Garden & Pet Co. - Class A**	115,100	1,060,071

Environmental & Pollution Control		2.34%
Waste Connections Inc.	45,765	1,317,574

Total Commercial Services
(Cost $3,523,679)		4,246,441

Communications		1.03%
Telecomm Equipment & Solutions		1.03%
Plantronics Inc.	15,800	578,596

Total Communications
(Cost $572,266)		578,596

Consumer Cyclical		16.10%
Apparel & Footwear Manufacturers		1.45%
Wolverine World Wide Inc.	21,960	818,669

Clothing & Accessories		9.33%
ANN Inc.**	23,800	692,818
The Cato Corp. - Class A	32,800	803,600
The Children's Place Retail Stores Inc.**	24,550	1,223,326
The Finish Line Inc. - Class A	46,300	919,055
Kenneth Cole Productions Inc. - Class A**	31,100	403,367
Perry Ellis International Inc.**	18,700	514,624
Steven Madden Ltd.**	14,775	693,391
		5,250,181

Motor Vehicles		1.10%
Group 1 Automotive Inc.	14,400	$616,320

Recreation & Leisure		3.40%
JAKKS Pacific Inc.**	45,200	874,620
Steiner Leisure Ltd. (Bahamas)**	22,500	1,040,850
		1,915,470

Restaurants		0.82%
CEC Entertainment Inc.	12,200	460,306

Total Consumer Cyclical
(Cost $5,844,861)		9,060,946

Consumer Staples		6.36%
Consumer Products		2.44%
Elizabeth Arden Inc.**	45,810	1,374,758

Food & Agricultural Products		3.92%
The Andersons Inc.	14,100	686,952
Calavo Growers Inc.	34,620	756,447
Cott Corp. (Canada)**	90,400	759,360
		2,202,759

Total Consumer Staples
(Cost $2,636,023)		3,577,517

Energy		5.37%
Exploration & Production		3.28%
Bill Barrett Corp.**	26,800	1,069,588
GeoResources Inc.**	24,900	778,623
		1,848,211

Oil Services		2.09%
Cal Dive International Inc.**	168,200	1,174,036

Total Energy
(Cost $2,613,964)		3,022,247

Interest Rate Sensitive		13.44%
Other Banks		3.21%
First Midwest Bancorp Inc.	57,400	676,746
FNB Corp.	54,300	572,322
PacWest Bancorp	25,710	559,193
		1,808,261

Property Casualty Insurance		3.82%
Alterra Capital Holdings Ltd. (Bermuda)	31,710	708,401
The Hanover Insurance Group Inc.	15,800	714,950
Meadowbrook Insurance Group Inc.	69,882	723,279
		2,146,630

Securities & Asset Management		2.35%
Investment Technology Group Inc.**	37,600	683,944
National Financial Partners Corp.**	43,200	637,200
		1,321,144

Specialty Finance		2.47%
First Cash Financial Services Inc.**	36,060	1,391,916

Thrifts		1.59%
Anworth Mortgage Asset Corp.	126,400	896,176

Total Interest Rate Sensitive
(Cost $6,029,814)		7,564,127

Medical/Healthcare		11.96%
Healthcare Services		2.88%
LifePoint Hospitals Inc.**	22,500	904,050
Lincare Holdings Inc.	24,150	716,289
		1,620,339

Medical Products & Supplies		3.01%
Orthofix International N.V. (Netherlands)**	30,250	981,915
STERIS Corp.	20,620	$712,215
		1,694,130

Medical Technology		2.21%
ZOLL Medical Corp.**	27,800	1,245,718

Pharmaceuticals		3.86%
Medicis Pharmaceutical Corp. - Class A	39,600	1,268,784
Parexel International Corp.**	36,300	903,870
		2,172,654

Total Medical/Healthcare
(Cost $4,932,215)		6,732,841

Real Estate Investment Trusts (REITs)		6.07%
Healthcare		1.57%
Cogdell Spencer Inc.	148,500	882,090

Multi-Family		1.01%
Associated Estates Realty Corp.	36,000	571,680

Office		1.18%
BioMed Realty Trust Inc.	34,900	663,798

Office Industrial		1.42%
PS Business Parks Inc.	13,765	797,544

Retail Properties		0.89%
Retail Opportunity Investments Corp.	45,800	501,052

Total Real Estate Investment Trusts (REITs)
(Cost $2,893,793)		3,416,164

Technology		8.24%
Computer Software		6.32%
Blackbaud Inc.	20,000	544,800
Manhattan Associates Inc.**	40,200	1,315,344
Net 1 UEPS Technologies Inc. (South Africa)**	67,400	579,640
Parametric Technology Corp.**	49,600	1,115,504
		3,555,288

Electronic Equipment		1.92%
Belden Inc.	13,950	523,822
Rofin-Sinar Technologies Inc.**	14,150	558,925
		1,082,747

Total Technology
(Cost $3,594,705)		4,638,035

Transportation		2.42%
Trucking, Shipping & Air Freight		2.42%
Marten Transport Ltd.	36,000	802,800
Tsakos Energy Navigation Ltd. (Greece)	21,900	240,462
Ultrapetrol Bahamas Ltd. (Bahamas)**	62,770	318,872
		1,362,134

Total Transportation
(Cost $1,607,693)		1,362,134

Utilities		3.66%
Gas Utilities		2.34%
South Jersey Industries Inc.	23,520	1,316,414

Regulated Electric		1.32%
Westar Energy Inc.	28,130	743,195

Total Utilities
(Cost $1,421,114)		2,059,609

Total Common Stocks
(Cost $40,828,879)		53,735,308

MONEY MARKET MUTUAL FUNDS		4.52%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		2,544,775

Total Money Market Mutual Funds
(Cost $2,544,775)		2,544,775

Total Investments
(Cost $43,373,654)	100.01%	56,280,083

Liabilities in Excess of Other Assets	(0.01%)	(6,991)

Net Assets	100.00%	$56,273,092

Westcore Small-Cap Opportunity Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$51,066,219	90.75%
Bahamas	1,359,722	2.41%
Canada	1,343,724	2.39%
Netherlands	981,915	1.74%
Bermuda	708,401	1.26%
South Africa	579,640	1.03%
Greece	240,462	0.43%
Total Investments	56,280,083	100.01%
Liabilities in Excess of Other Assets	(6,991)	(0.01%)
Net Assets	$56,273,092	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS	98.03%
Basic Materials		9.23%
Chemicals		1.64%
Innophos Holdings Inc.	131,400	$6,058,854

Forestry & Paper		1.97%
Temple-Inland Inc.	309,900	7,251,660

Precious Metals		1.04%
Silvercorp Metals Inc. (Canada)	263,100	3,833,367

Specialty Chemicals		3.07%
Arch Chemicals Inc.	95,900	3,988,481
Cabot Corp.	158,700	7,346,223
		11,334,704

Steel		1.51%
Schnitzer Steel Industries Inc. - Class A	85,600	5,564,856

Total Basic Materials
(Cost $20,462,753)		34,043,441

Capital Goods		4.92%
Aerospace / Defense Suppliers		0.88%
Curtiss-Wright Corp.	92,661	3,256,108

Electrical Equipment		4.04%
A.O. Smith Corp.	163,650	7,256,241
Franklin Electric Co. Inc.	165,165	7,630,623
		14,886,864

Total Capital Goods
(Cost $14,112,537)		18,142,972

Commercial Services		4.64%
Business Products & Services		4.64%
Brink's Co.	165,500	5,479,705
CDI Corp.	99,335	1,469,165
Ennis Inc.	211,210	3,596,906
Maximus Inc.	81,000	6,574,770
		17,120,546

Total Commercial Services
(Cost $14,016,910)		17,120,546

Communications		1.42%
Telecomm Equipment & Solutions		1.42%
Plantronics Inc.	142,540	5,219,815

Total Communications
(Cost $5,270,777)		5,219,815

Consumer Cyclical		12.99%
Clothing & Accessories		5.79%
Columbia Sportswear Co.	101,300	6,019,246
The Finish Line Inc. - Class A	425,800	8,452,130
Stage Stores Inc.	357,260	6,866,537
		21,337,913

Consumer Durables		1.64%
The Toro Co.	91,500	6,059,130

Motor Vehicle Parts		2.27%
Cooper Tire & Rubber Co.	324,200	8,348,150

Other Consumer Services		1.43%
Regis Corp.	296,800	5,265,232

Restaurants		1.86%
Bob Evans Farms Inc.	210,755	6,870,613

Total Consumer Cyclical
(Cost $33,317,625)		47,881,038

Consumer Staples		3.66%
Food & Agriculture Products		1.30%
Lancaster Colony Corp.	79,040	$4,789,824

Home Products		2.36%
Tupperware Brands Corp.	145,550	8,690,790

Total Consumer Staples
(Cost $7,210,848)		13,480,614

Energy		7.53%
Exploration & Production		4.80%
Berry Petroleum Co. - Class A	87,800	4,429,510
Penn Virginia Corp.	330,728	5,609,147
SM Energy Co.	103,080	7,647,505
		17,686,162

Oil Services		1.72%
Tidewater Inc.	106,000	6,344,100

Refining & Marketing		1.01%
Holly Corp.	61,100	3,712,436

Total Energy
(Cost $17,660,645)		27,742,698

Interest Rate Sensitive		24.47%
Life & Health Insurance		4.76%
American Equity Investment Life Holding Co.	570,050	7,479,056
Protective Life Corp.	209,400	5,559,570
StanCorp Financial Group Inc.	97,900	4,515,148
		17,553,774

Other Banks		7.08%
Community Bank System Inc.	127,300	3,089,571
Fulton Financial Corp.	597,700	6,640,447
Trustmark Corp.	148,600	3,480,212
Westamerica Bancorp	117,520	6,037,002
Wintrust Financial Corp.	187,100	6,875,925
		26,123,157

Property Casualty Insurance		5.78%
Alterra Capital Holdings Ltd. (Bermuda)	264,765	5,914,850
Endurance Specialty Holdings Ltd. (Bermuda)	118,200	5,770,524
Platinum Underwriters Holdings Ltd. (Bermuda)	154,475	5,883,953
Unitrin Inc.	120,900	3,733,392
		21,302,719

Specialty Finance		3.98%
Cash America International Inc.	196,560	9,051,588
GATX Corp.	145,045	5,607,440
		14,659,028

Thrifts & Mortgage REITs		2.87%
Astoria Financial Corp.	395,100	5,677,587
MFA Financial Inc.	598,885	4,910,857
		10,588,444

Total Interest Rate Sensitive
(Cost $71,272,575)		90,227,122

Medical/Healthcare		8.26%
Healthcare Services		2.17%
Owens & Minor Inc.	246,165	7,995,439

Medical Products & Supplies		4.98%
Cooper Cos. Inc.	118,150	8,205,518
Meridian Bioscience Inc.	239,075	5,735,409
STERIS Corp.	128,350	4,433,209
		18,374,136

Pharmaceuticals		1.11%
Medicis Pharmaceutical Corp. - Class A	127,300	$4,078,692

Total Medical/Healthcare
(Cost $21,773,273)		30,448,267

Real Estate Investment Trusts (REITs)		9.22%
Apartments		1.00%
American Campus Communities Inc.	111,400	3,676,200

Healthcare Facilities		0.67%
LTC Properties Inc.	87,800	2,488,252

Manufactured Homes		1.27%
Equity Lifestyle Properties Inc.	81,000	4,669,650

Office Properties		6.28%
BioMed Realty Trust Inc.	209,100	3,977,082
Brandywine Realty Trust	503,200	6,108,848
First Potomac Realty Trust	263,100	4,143,825
Government Properties Income Trust	181,700	4,880,462
Mack-Cali Realty Corp.	119,900	4,064,610
		23,174,827

Total Real Estate Investment Trusts (REITs)
(Cost $29,356,675)		34,008,929

Technology		5.68%
Computer Software		1.97%
Blackbaud Inc.	266,145	7,249,790

Electronic Equipment		3.71%
Belden Inc.	135,616	5,092,381
CTS Corp.	324,200	3,501,360
Park Electrochemical Corp.	158,265	5,104,046
		13,697,787

Total Technology
(Cost $14,455,868)		20,947,577

Transportation		0.77%
Trucking, Shipping & Air Freight		0.77%
Teekay Tankers Ltd. - Class A (Bermuda)	270,170	2,825,978

Total Transportation
(Cost $3,266,904)		2,825,978

Utilities		5.24%
Gas Utilities		2.39%
South Jersey Industries Inc.	157,075	8,791,488

Regulated Electric		2.85%
Portland General Electric Co.	225,900	5,369,643
UIL Holdings Corp.	168,500	5,142,620
		10,512,263

Total Utilities
(Cost $15,905,204)		19,303,751

Total Common Stocks
(Cost $268,082,594)		361,392,748

MONEY MARKET MUTUAL FUNDS		2.36%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		8,717,840

Total Money Market Mutual Funds
(Cost $8,717,840)		8,717,840

Total Investments
(Cost $276,800,434)	100.39%	370,110,588

Liabilities in Excess of Other Assets	(0.39%)	(1,441,551)

Net Assets	100.00%	$368,669,037

Westcore Small-Cap Value Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$345,881,916	93.82%
Bermuda	20,395,305	5.53%
Canada	3,833,367	1.04%
Total Investments	370,110,588	100.39%
Liabilities in Excess of Other Assets	(1,441,551)	(0.39%)
Net Assets	$368,669,037	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.34%
Basic Materials		5.51%
Forestry & Paper		1.02%
Neenah Paper Inc.	525	$11,534
P.H. Glatfelter Co.	567	7,553
		19,087

Other Materials (Rubber & Plastic)		2.46%
A. Schulman Inc.	275	6,798
AEP Industries Inc.**	377	11,204
Innospec Inc. (United Kingdom)**	635	20,282
Spartech Corp.**	1,077	7,808
		46,092

Precious Metals		0.83%
Endeavour Silver Corp. (Canada)**	1,587	15,584

Specialty Chemicals		0.57%
Aceto Corp.	1,347	10,736

Steel		0.63%
Gibraltar Industries Inc.**	994	11,858

Total Basic Materials
(Cost $76,336)		103,357

Capital Goods		4.87%
Electrical Equipment		1.65%
AAON Inc.	489	16,088
LSI Industries Inc.	2,049	14,835
		30,923

Engineering & Construction		0.92%
Sterling Construction Co. Inc**	1,021	17,234

Farm Equipment		0.72%
Alamo Group Inc.	490	13,450

Industrial Products		0.42%
Dynamic Materials Corp.	283	7,910

Transportation Equipment & Parts		1.16%
Miller Industries Inc.	810	13,154
Spartan Motors Inc.	1,268	8,699
		21,853

Total Capital Goods
(Cost $73,306)		91,370

Commercial Services		7.42%
Business Products & Services		6.18%
Advisory Board Co.**	183	9,425
Asta Funding Inc.	1,418	12,138
Barrett Business Services Inc.	556	8,929
Cenveo Inc.**	1,789	11,682
Consolidated Graphics Inc.**	122	6,665
CRA International Inc.**	321	9,255
Electro Rent Corp.	635	10,909
Ennis Inc.	338	5,756
Marlin Business Services Corp.**	898	11,081
Perficient Inc.**	917	11,013
The Standard Register Co.	4,215	13,994
VSE Corp.	167	4,962
		115,809

Environmental & Pollution Control		0.63%
Fuel Tech Inc.**	1,329	11,828

IT Services		0.61%
Infospace Inc.**	581	5,031
Ness Technologies Inc. (Israel)**	997	6,381
		11,412

Total Commercial Services
(Cost $108,873)		$139,049

Communications		5.92%
Networking		1.11%
Digi International Inc.**	1,184	12,503
Hypercom Corp.**	694	8,349
		20,852

Telecomm Equipment & Solutions		2.63%
Oplink Communications Inc.**	488	9,511
Powerwave Technologies Inc.**	3,101	13,986
Symmetricom Inc.**	1,585	9,716
Westell Technologies Inc. - Class A**	4,601	16,103
		49,316

Telecomm Service Providers		2.18%
Alaska Communications Systems Group Inc.	582	6,198
IDT Corp. - Class B	268	7,223
SureWest Communications Inc.**	1,194	17,170
USA Mobility Inc.	701	10,157
		40,748

Total Communications
(Cost $82,728)		110,916

Consumer Cyclical		13.49%
Apparel & Footwear Manufacturing		1.06%
Maidenform Brands Inc.**	431	12,314
Unifi Inc.**	450	7,650
		19,964

Department Stores		0.48%
The Bon-Ton Stores Inc.**	575	8,912

Hard Goods Retail		0.45%
Haverty Furniture Cos. Inc.	630	8,354

Homebuilders & Suppliers		0.37%
Brookfield Residential Properties**	743	6,984

Motor Vehicle Parts		1.44%
Amerigon Inc.**	502	7,666
Motorcar Parts of America Inc.**	829	11,589
Standard Motor Products Inc.	553	7,648
		26,903

Motor Vehicles		0.63%
Sonic Automotive Inc. - Class A	840	11,768

Other Consumer Services		1.21%
CPI Corp.	387	8,712
Pre-Paid Legal Services Inc.**	101	6,666
Stamps.com Inc.	552	7,369
		22,747

Publishing & Media		2.23%
The E.W. Scripps Co. - Class A**	676	6,692
Entercom Communications Corp. - Class A**	792	8,728
Global Traffic Network Inc.**	959	11,959
LodgeNet Interactive Corp.**	2,411	8,776
The McClatchy Co. - Class A**	1,685	5,729
		41,884

Recreation & Leisure		1.90%
Carmike Cinemas Inc.**	970	6,936
Jakks Pacific Inc.**	466	9,017
Sturm, Ruger & Co. Inc.	559	12,840
Winnebago Industries Inc.**	514	6,872
		35,665

Restaurants		2.59%
AFC Enterprises Inc.**	896	$13,556
Biglari Holdings Inc.**	16	6,777
California Pizza Kitchen Inc.**	509	8,592
Denny's Corp.**	2,497	10,138
Red Robin Gourmet Burgers Inc.**	354	9,523
		48,586

Specialty Retail		1.13%
Winmark Corp.	313	14,439
Zale Corp.**	1,678	6,695
		21,134

Total Consumer Cyclical
(Cost $205,260)		252,901

Consumer Staples		3.45%
Food & Agricultural Products		2.24%
Imperial Sugar Co.	1,104	14,727
MGP Ingredients Inc.	1,372	11,964
Omega Protein Corp.**	1,138	15,352
		42,043

Grocery & Convenience		0.79%
The Pantry Inc.**	490	7,267
Winn-Dixie Stores Inc.**	1,067	7,618
		14,885

Home Products		0.42%
Libbey Inc.**	472	7,788

Total Consumer Staples
(Cost $50,533)		64,716

Energy		5.79%
Alternative Energy		0.42%
EnergySolutions Inc.	1,327	7,909

Coal		0.42%
Westmoreland Coal Co.**	531	7,779

Exploration & Production		1.36%
Cheniere Energy Inc.**	903	8,407
Panhandle Oil and Gas Inc. - Class A	183	5,792
Vaalco Energy Inc.**	1,464	11,360
		25,559

Oil Services		2.91%
Bolt Technology Corp.**	967	13,093
Dawson Geophysical Co.**	199	8,732
ENGlobal Corp.**	3,039	13,767
OYO Geospace Corp.**	123	12,125
PHI Inc.**	305	6,747
		54,464

Pipelines		0.68%
Crosstex Energy Inc.	1,289	12,826

Total Energy
(Cost $66,920)		108,537

Interest Rate Sensitive		19.91%
Life & Health Insurance		0.95%
American Equity Investment Life Holding Co.	591	7,754
National Western Life Insurance Co. - Class A	62	10,059
		17,813

Other Banks		8.91%
Boston Private Financial Holdings Inc.	979	$6,922
Capital City Bank Group Inc.	918	11,640
Center Financial Corp.**	1,469	10,782
CoBiz Financial Inc.	1,067	7,416
Eagle Bancorp Inc.**	448	6,294
First Busey Corp.	1,328	6,746
First Financial Corp.	236	7,845
First Merchants Corp.	1,039	8,593
Heartland Financial USA Inc.	518	8,806
Lakeland Bancorp Inc.	736	7,640
Nara Bancorp Inc.**	650	6,253
Pinnacle Financial Partners Inc.**	676	11,181
Republic Bancorp Inc. - Class A	784	15,272
SCBT Financial Corp.	274	9,119
Simmons First National Corp. - Class A	250	6,772
Southside Bancshares Inc.	672	14,381
State Bancorp Inc.	1,128	11,720
West Coast Bancorp**	2,796	9,702
		167,084

Property Casualty Insurance		2.50%
American Safety Insurance Holdings Ltd. (Bermuda)**	711	15,237
AMERISAFE Inc.**	358	7,915
Baldwin & Lyons Inc. - Class B	469	10,984
Hallmark Financial Services Inc.**	681	5,707
Stewart Information Services Corp.	672	7,042
		46,885

Securities & Asset Management		2.87%
Capital Southwest Corp.	125	11,441
Diamond Hill Investment Group Inc.	90	7,200
International FCStone Inc.**	313	7,957
MVC Capital Inc.	652	8,945
Resource America Inc. - Class A	1,407	9,005
U.S. Global Investors Inc. - Class A	1,136	9,213
		53,761

Specialty Finance		2.07%
Arbor Realty Trust Inc.**	1,521	8,640
Dollar Financial Corp.**	387	8,030
MCG Capital Corp.	1,390	9,035
NewStar Financial Inc.**	1,197	13,071
		38,776

Thrifts & Mortgage REITs		2.61%
Bank Mutual Corp.	3,889	16,451
Dime Community Bancshares Inc.	565	8,339
Flushing Financial Corp.	569	8,478
Great Southern Bancorp Inc.	293	6,285
Newcastle Investment Corp.**	1,552	9,374
		48,927

Total Interest Rate Sensitive
(Cost $326,355)		373,246

Medical/Healthcare		15.15%
Healthcare Services		2.77%
American Dental Partners Inc.**	683	8,961
Capital Senior Living Corp.**	1,478	15,697
Five Star Quality Care Inc.**	1,747	14,203
Sunrise Senior Living Inc.**	1,096	13,075
		51,936

Medical Products & Supplies		2.56%
Atrion Corp.	33	5,757
Cardica Inc.**	1,935	6,889
Synergetics USA Inc.**	2,644	15,573
Trinity Biotech PLC - ADR (Ireland)**	1,126	10,562
Young Innovations Inc.	297	9,326
		48,107

Medical Technology		2.37%
ISTA Pharmaceuticals Inc.**	1,697	$17,191
Kensey Nash Corp.**	272	6,775
Quidel Corp.**	501	5,992
Symmetry Medical Inc.**	816	7,997
Synovis Life Technologies Inc.**	338	6,483
		44,438

Pharmaceuticals		7.45%
Amicus Therapeutics Inc.**	1,238	8,777
Array Biopharma Inc.**	1,812	5,545
Cambrex Corp.**	2,130	11,715
Caraco Pharmaceutical Laboratories Ltd.**	1,840	9,568
Hi-Tech Pharmacal Co. Inc.**	258	5,194
Inspire Pharmaceuticals Inc.**	4,171	16,517
Nabi Biopharmaceuticals**	1,600	9,296
Neurocrine Biosciences Inc.**	1,111	8,432
NPS Pharmaceuticals Inc.**	904	8,651
Pharmacyclics Inc.**	1,339	7,887
QLT Inc. (Canada)**	1,297	9,014
Rigel Pharmaceuticals Inc.**	2,244	15,955
SciClone Pharmaceuticals Inc.**	1,955	7,898
Sinovac Biotech Ltd. (China)**	1,849	8,376
Vanda Pharmaceuticals Inc.**	934	6,809
		139,634

Total Medical/Healthcare
(Cost $235,816)		284,115

Real Estate Investment Trusts (REITs)		2.56%
Apartments		0.67%
Sun Communities Inc.	354	12,620

Diversified		0.59%
Winthrop Realty Trust	904	11,074

Multi-Family		0.79%
Associated Estates Realty Corp.	930	14,768

Retail Properties		0.51%
Agree Realty Corp.	428	9,609

Total Real Estate Investment Trusts (REITs)
(Cost $42,630)		48,071

Technology		12.29%
Computer Software		2.58%
BSQUARE Corp.**	1,472	10,510
Manhattan Associates Inc.**	336	10,994
PC-Tel Inc.**	1,427	10,945
SeaChange International Inc.**	1,668	15,846
		48,295

Electronic Equipment		4.90%
Amtech Systems Inc.**	417	10,525
DDi Corp.	1,669	17,641
Fushi Copperweld Inc. (China)**	846	6,785
LeCroy Corp.**	1,058	14,146
Measurement Specialties Inc.**	223	7,595
MTS Systems Corp.	342	15,578
NVE Corp.**	171	9,634
Spectrum Control Inc.**	504	9,919
		91,823

Semiconductor Capital Equipment		1.79%
Kulicke & Soffa Industries Inc.**	812	7,592
Newport Corp.**	661	11,786
Photronics Inc.**	1,582	14,190
		33,568

Semiconductors		2.38%
CEVA Inc.**	476	12,724
Lattice Semiconductor Corp.**	1,721	10,154
MIPS Technologies Inc.**	700	7,343
Silicon Image Inc.**	1,597	14,325
		44,546

Technology Resellers & Distributors		0.64%
Insight Enterprises Inc.**	711	$12,108

Total Technology
(Cost $175,098)		230,340

Transportation		0.63%
Airlines		0.63%
Hawaiian Holdings Inc.**	1,973	11,858

Total Transportation
(Cost $12,181)		11,858

Utilities		0.35%
Regulated Electric		0.35%
Central Vermont Public Service Corp.	285	6,638

Total Utilities
(Cost $5,589)		6,638

Total Common Stocks
(Cost $1,461,625)		1,825,114

MONEY MARKET MUTUAL FUNDS		2.24%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)	42,072	42,072

Total Money Market Mutual Funds
(Cost $42,072)		$42,072

Total Investments
(Cost $1,503,697)	99.58%	1,867,186

Other Assets in Excess of Liabilities	0.42%	7,788

Net Assets	100.00%	$1,874,974

Westcore Micro-Cap Opportunity Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$1,774,965	94.67%
Canada	24,598	1.31%
United Kingdom	20,282	1.08%
Bermuda	15,237	0.81%
China	15,161	0.81%
Ireland	10,562	0.56%
Israel	6,381	0.34%
Total Investments	1,867,186	99.58%
Other Assets in Excess of Liabilities	7,788	0.42%
Net Assets	$1,874,974	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

All of the Fund's investments are traded on U.S. exchanges.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL FRONTIER FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
COMMON STOCKS		94.72%
Consumer Discretionary		22.47%
Diversified Consumer Services		5.58%
Slater & Gordon Ltd. (Australia)	2,112,543	$4,916,499

Hotels, Restaurants & Leisure		0.99%
Domino's Pizza Group Ltd. (United Kingdom)	127,300	873,840

Household Durables		1.00%
Maisons France Confort (France)	16,740	878,018

Media		11.58%
CTS Eventim AG (Germany)	53,550	3,428,742
Pico Far East Holdings Ltd. (Hong Kong)	21,665,400	4,150,060
Rightmove PLC (United Kingdom)	172,500	2,628,898
		10,207,700

Specialty Retail		1.35%
Bonjour Holdings Ltd. (Hong Kong)	3,028,000	513,844
Point Inc. (Japan)	16,250	679,851
		1,193,695

Textiles Apparel & Luxury Goods		1.97%
XTEP International Holdings (Hong Kong)	2,567,000	1,739,153

Total Consumer Discretionary
(Cost $15,219,816)		19,808,905

Consumer Staples		2.47%
Food & Staples Retailing		0.94%
Eurocash S.A. (Poland)	75,400	828,189

Food Products		1.53%
Cranswick PLC (United Kingdom)	101,023	1,345,925

Total Consumer Staples
(Cost $1,631,727)		2,174,114

Financials		11.32%
Capital Markets		3.05%
Azimut Holding S.p.A. (Italy)	155,428	1,737,942
London Capital Group Holdings PLC (United Kingdom)	859,720	951,628
		2,689,570

Diversified Financial Services		4.85%
IG Group Holdings PLC (United Kingdom)	584,450	4,280,991

Thrifts & Mortgage Finance		3.42%
Home Capital Group Inc. (Canada)	51,300	3,011,329

Total Financials
(Cost $9,233,706)		9,981,890

Healthcare		4.60%
Healthcare Equipment & Supplies		1.70%
EPS Co. Ltd. (Japan)	340	795,840
Nakanishi Inc. (Japan)	7,000	702,693
		1,498,533

Pharmaceuticals		2.90%
China Medical System Holdings Ltd. (Cayman Islands)	2,618,400	2,558,297

Total Healthcare
(Cost $3,286,805)		$4,056,830

Industrials		42.23%
Commercial Services & Supplies		21.66%
Aeon Delight Co. Ltd. (Japan)	251,000	4,194,398
Credit Corp. Group Ltd. (Australia)	915,950	5,400,257
Mears Group PLC (United Kingdom)	859,900	3,362,433
Mitie Group PLC (United Kingdom)	1,105,100	3,483,575
Prestige International Inc. (Japan)	1,745	2,657,989
		19,098,652

Construction & Engineering		10.54%
Cardno Ltd. (Australia)*	736,072	4,446,323
Maire Tecnimont S.p.A. (Italy)	213,980	880,641
Morgan Sindall Group PLC (United Kingdom)	391,134	3,965,553
		9,292,517

Machinery		4.31%
Andritz AG (Austria)	27,430	2,557,495
Duro Felguera S.A. (Spain)	60,000	483,830
Metka S.A. (Greece)	55,930	760,931
		3,802,256

Professional Services		2.54%
SAI Global Ltd. (Australia)	432,979	2,243,739

Trading Companies & Distributors		3.18%
Indutrade AB (Sweden)	85,300	2,804,187

Total Industrials
(Cost $28,921,733)		37,241,351

Information Technology		11.63%
Electronic Equipment & Components		4.65%
Diploma PLC (United Kingdom)	799,130	4,102,310

IT Services		4.44%
GMO Payment Gateway Inc. (Japan)	240	874,249
Wirecard AG (Germany)	169,656	3,041,507
		3,915,756

Software		2.54%
Simplex Holdings Inc. (Japan)	5,256	2,236,865

Total Information Technology
(Cost $7,628,325)		10,254,931

Total Common Stocks
(Cost $65,922,112)		83,518,021

MONEY MARKET MUTUAL FUNDS		7.27%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)		6,412,986

Total Money Market Mutual Funds
(Cost $6,412,986)		$6,412,986

Total Investments
(Cost $72,335,098)	101.99%	89,931,007

Liabilities in Excess of Other Assets	(1.99%)	(1,752,909)

Net Assets	100.00%	$88,178,098

Westcore International Frontier Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United Kingdom	$24,995,153	28.34%
Australia	17,006,818	19.29%
Japan	12,141,885	13.77%
Germany	6,470,249	7.34%
United States	6,412,986	7.27%
Hong Kong	6,403,057	7.26%
Canada	3,011,329	3.42%
Sweden	2,804,187	3.18%
Italy	2,618,583	2.97%
Cayman Islands	2,558,297	2.90%
Austria	2,557,495	2.90%
France	878,018	1.00%
Poland	828,189	0.94%
Greece	760,931	0.86%
Spain	483,830	0.55%
Total Investments	89,931,007	101.99%
Liabilities in Excess of Other Assets	(1,752,909)	(1.99%)
Net Assets	$88,178,098	100.00%

Please note the country breakdown is based on the company headquarters and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

*	All or a portion of the security is pledged as collateral on forward foreign currency contracts as of March 31, 2011.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
GBP	4,634,308	Sale	06/22/2011	$7,527,970	$7,425,613	$102,357
NOK	6,403,470	Purchase	06/22/2011	1,147,123	1,152,598	5,475
NZD	697,994	Purchase	06/22/2011	509,047	529,613	20,566
SGD	2,508,315	Purchase	06/22/2011	1,982,015	1,990,301	8,286
						$136,684
AUD	7,667,930	Sale	06/22/2011	$7,607,353	$7,848,304	$(240,951)
CHF	3,661,990	Purchase	06/22/2011	4,050,874	3,989,328	(61,546)
DKK	7,387,208	Purchase	06/22/2011	1,404,492	1,401,831	(2,661)
EUR	5,647,907	Purchase	06/22/2011	8,005,343	7,990,600	(14,743)
HKD	45,429,602	Sale	06/22/2011	5,826,250	5,844,665	(18,415)
JPY	621,745,187	Purchase	06/22/2011	7,675,867	7,478,867	(197,000)
SEK	3,500,280	Purchase	06/22/2011	554,720	552,147	(2,573)
						$(537,889)

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
EXCHANGE TRADED FUNDS		0.06%
SPDR Barclays Capital High Yield Bond ETF	1,000	$40,490

Total Exchange Traded Funds
(Cost $40,000)		40,490

CONVERTIBLE PREFERRED STOCKS		1.93%
Utilities		1.93%
Utilities		1.93%
AES Trust III,
6.750%, 10/15/2029	26,100	1,273,680

Total Utilities
(Cost $1,140,080)		1,273,680

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,273,680

NONCONVERTIBLE PREFERRED STOCKS		5.30%
Financials		5.30%
Financial Services		0.76%
First Republic Capital Trust II,
Series B, 8.750%(1)	20,000	503,126

Real Estate Investment Trusts (REITs)		4.54%
Diversified (REITs)		1.59%
Cousins Properties Inc.:
7.500%	17,000	422,110
7.750%	25,000	627,500
		1,049,610

Hotels (REITs)		0.97%
Hospitality Properties Trust,
Series B, 8.875%	25,000	637,750

Office Property (REITs)		0.21%
SL Green Realty Corp.,
Series C, 7.625%	5,600	140,336

Warehouse-Industrial (REITs)		1.77%
CenterPoint Properties Trust,
5.377%(2)(3)	1,500	1,162,500

Total Financials
(Cost $3,899,468)		3,493,322

Total Nonconvertible Preferred Stocks
(Cost $3,899,468)		3,493,322

	Principal Amount	Market Value
CORPORATE BONDS		85.75%
Financials		14.51%
Financial Services		0.35%
Emigrant Capital Trust II,
2.784%, 4/14/2034(1)(3)	$500,000	231,140

Insurance		1.60%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,053,416

Savings & Loans		1.11%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	2,000,000	730,000

Real Estate Investment Trusts (REITs)		11.45%
Data Center (REITs)		1.68%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	$1,000,000	$1,106,250

Healthcare (REITs)		3.69%
Omega Healthcare Investors Inc.,
7.000%, 1/15/2016	2,350,000	2,433,719

Hotels (REITs)		3.66%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	2,325,000	2,409,281

Timber (REITs)		2.42%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,597,500

Total Financials
(Cost $10,311,266)		9,561,306

Industrials		68.49%
Airlines		0.25%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	51,923	50,884
Continental Airlines Inc.:
Pass-Through Certificates, Series 2000-1, Class C, 7.033%, 6/15/2011(5)	12,228	12,258
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(5)	9,831	9,979
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	93,332	91,466
		164,587

Autos		2.84%
Dana Corp., Escrow Units,
1/15/2015**(2)(4)	1,300,000	–
Delphi Corp.:
6.500%, 5/1/2009**(2)(4)	1,375,000	55,000
8.250%, 10/15/2033**(2)(4)	1,015,000	–
Goodyear Tire & Rubber Co.,
8.750%, 8/15/2020	1,144,000	1,266,980
Oshkosh Corp.,
8.250%, 3/1/2017	500,000	552,500
		1,874,480

Building Materials		1.59%
USG Corp.,
8.375%, 10/15/2018(1)	1,000,000	1,050,000

Chemicals		0.42%
Union Carbide Chemical & Plastics Co. Inc.,
7.875%, 4/1/2023	250,000	276,229

Consumer Products		1.49%
Jarden Corp.,
6.125%, 11/15/2022	1,000,000	982,500

Energy-Non Utility		18.54%
Forest Oil Corp.,
7.250%, 6/15/2019	2,450,000	2,572,500
Kerr-McGee Corp.,
6.950%, 7/1/2024	1,050,000	1,161,937
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	$1,000,000	$1,030,000
Plains Exploration & Production Co.,
8.625%, 10/15/2019	1,000,000	1,117,500
Pride International Inc.,
6.875%, 8/15/2020	1,600,000	1,822,000
Range Resources Corp.,
7.500%, 10/1/2017	1,575,000	1,685,250
Southwestern Energy Co.,
7.500%, 2/1/2018	1,510,000	1,719,513
Tennessee Gas Pipeline Co.,
7.000%, 3/15/2027	1,000,000	1,109,510
		12,218,210

Healthcare		5.64%
Community Health Systems Inc.,
8.875%, 7/15/2015	1,000,000	1,057,500
DaVita Inc.,
6.625%, 11/1/2020	1,000,000	1,017,500
HCA Inc.,
7.875%, 2/15/2020	1,500,000	1,638,750
		3,713,750

Leisure		11.56%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(1)(4)	3,000,000	15,000
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	308,280
10.000%, 12/15/2018	1,028,000	943,190
Las Vegas Sands Corp.,
6.375%, 2/15/2015	2,400,000	2,457,000
MGM Mirage Resort Inc.,
10.375%, 5/15/2014	250,000	287,500
Premier Ent. Biloxi,
0.000%, 2/1/2012**(2)(4)	250,000	–
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,000,000	1,072,500
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	1,295,000	1,429,356
Station Casinos Inc.,
6.875%, 3/1/2016**(4)	1,950,000	195
Times Square Hotel Trust,
8.528%, 8/1/2026(1)(2)	82,832	90,982
Vail Resorts Inc.,
6.750%, 2/15/2014	1,000,000	1,017,500
		7,621,503

Metals & Mining		1.63%
Allegheny Ludlum Corp.,
6.950%, 12/15/2025	1,000,000	1,072,023

Other Industrials		5.19%
Aramark Corp.,
8.500%, 2/1/2015	2,225,000	2,330,688
Iron Mountain Inc.,
8.375%, 8/15/2021	1,000,000	1,087,500
		3,418,188

Packaging & Containers		3.92%
Ball Corp.,
5.750%, 5/15/2021	1,525,000	1,498,312
Crown Americas LLC / Crown Americas Capital Corp. II,
7.625%, 5/15/2017	850,000	928,625
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021(1)	150,000	153,375
		2,580,312

Paper & Forestry		1.30%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(1)	850,000	859,562

Pharmaceuticals		0.72%
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(1)(2)	$485,787	$471,213

Retail		3.67%
Ltd. Brands Inc.,
7.000%, 5/1/2020	750,000	797,813
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	1,500,000	1,620,000
Winn-Dixie Stores Inc.,
Escrow Units**(2)(4)	2,150,000	–
		2,417,813

Technology		1.24%
Fidelity National Information Services, Inc.,
7.625%, 7/15/2017	750,000	816,562

Telecom & Related		5.45%
Frontier Communications Corp.,
8.500%, 4/15/2020	1,500,000	1,633,125
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(1)(2)	1,925,213	1,958,693
		3,591,818

Transportation		3.04%
Federal Express Corp. 1997 Pass Through Trust,
Series 97-C, 7.650%, 1/15/2014	1,074,598	1,079,971
Kansas City Southern Railway,
13.000%, 12/15/2013	773,000	925,667
		2,005,638

Total Industrials
(Cost $49,238,571)		45,134,388

Utilities		2.75%
Utilities		2.75%
Calpine Corp Escrow,
8.750%, 7/15/2013(2)	200,000	–
Calpine Corp.,
7.500%, 2/15/2021(1)	1,000,000	1,040,000
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(1)	100,000	109,904
WPD Holdings Inc. (United Kingdom),
7.250%, 12/15/2017(1)	600,000	661,779
		1,811,683

Total Utilities
(Cost $1,678,700)		1,811,683

Total Corporate Bonds
(Cost $61,228,537)		56,507,377

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES		4.58%
Asset-Backed Securities		1.60%
Vanderbilt Mortgage and Finance Inc.:
Series 2002-B, Class B1, 5.850%, 4/7/2018	30,047	29,758
Series 1997-C, Class 2B3, 1.410%, 8/7/2027(3)	1,250,086	1,020,731
Total Asset-Backed Securities
(Cost $1,167,780)		1,050,489

Collateralized Debt Obligations		0.29%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.203%, 2/24/2014(1)(2)(3)(5)	504,024	10,080
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 0.000%, 8/28/2012**(1)(2)(5)(6)	$200,000	–
Crest Ltd. Series 2003-2A (Cayman Islands):
Class PS, 0.000%, 12/28/2013**(1)(2)(5)(6)	413,450	–
Class E1, 5.139%, 12/28/2013(1)(2)(3)(5)	256,771	2,568
Crest Ltd. Series 2004-1A (Cayman Islands):
Class PS, 5.500%, 12/28/2013**(1)(2)(5)(6)	1,064,633	10,647
Class H2, 7.334%, 10/28/2014(1)(2)(5)	316,806	–
Exeter Street Solar, Class E1, 4.059%, 10/28/2014(1)(2)(3)(5)	418,853	8,377
Fairfield Street Solar (Cayman Islands),
Series 2004-1A, Class F, 5.176%, 12/28/2014(1)(2)(3)(5)	1,087,500	27,188
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(1)(5)(6)	100,000	50
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(1)(2)(5)	500,000	130,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(1)(5)(6)	100,000	50
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(1)(5)(6)	150,000	15
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(1)(5)(6)	150,000	45
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(1)(5)(6)	750,000	225
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(1)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(1)(2)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(1)(2)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Subordinate Income Notes, Series 2005-1A, 0.000%, 2/6/2014**(1)(2)(5)(6)	600,000	60
Soloso Bank Pref 2005 (Cayman Islands),
0.000%, 10/15/2015**(1)(2)(5)(6)	750,000	75
TIAA Real Estate (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013** (1)(2)(5)(6)	250,000	–
Tricadia (Cayman Islands),
Series 2003-1A, Class PS, 0.000%, 12/15/2013**(1)(2)(5)(6)	250,000	2,500
Total Collateralized Debt Obligations
(Cost $8,876,797)		192,105

Commercial Mortgage-Backed Securities		2.69%
GTP Towers Issuer LLC,
8.112%, 2/15/2015(1)	$1,000,000	$1,035,640

Adams Outdoor Advertising LP,
10.756%, 12/20/2017(1)(5)	700,000	735,899

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,771,539

Total Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $11,744,577)		3,014,133

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		0.75%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)	495,584	495,584

Total Money Market Mutual Funds
(Cost $495,584)		495,584

Total Investments
(Cost $78,548,246)	98.37%	64,824,586

Other Assets in Excess of Liabilities	1.63%	1,077,206

Net Assets	100.00%	$65,901,792

Westcore Flexible Income Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$62,038,640	94.14%
Liberia	1,072,500	1.63%
Canada	859,562	1.31%
United Kingdom	661,779	1.00%
Cayman Islands	192,105	0.29%
Total Investments	64,824,586	98.37%
Other Assets in Excess of Liabilities	1,077,206	1.63%
Net Assets	$65,901,792	100.00%

Please note the country breakdown is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

**Non-income producing security.

(1)This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 5.89% of the Fund's net assets as of March 31, 2011.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/17	12/3/10	$ 700,000	$ 735,899	1.12%
Anthracite Ltd., Series 2004-1A, Class G	3.203%	2/24/14	3/16/04	504,024	10,080	0.02%
Calpine Corp.	7.500%	2/15/21	10/18/10	1,000,000	1,040,000	1.58%
Crest Ltd., Series 2003-1A, Class PS	-%	8/28/12	4/22/03	169,244	-	0.00%
Crest Ltd., Series 2003-2A:
Class E1	5.139%	12/28/13	11/25/03	256,771	2,568	0.00%
Class PS	-%	12/28/13	11/25/03	320,384	-	0.00%
Crest Ltd. Series 2004-1A:
Class H2	7.334%	10/28/14	10/22/04	303,350	-	0.00%
Class PS	5.500%	12/28/13	10/22/04	504,992	10,647	0.02%
Exeter Street Solar, Class E1	4.059%	10/28/14	4/8/04	418,853	8,377	0.01%
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	2/1/21	3/31/11	153,000	153,375	0.23%
Emigrant Capital Trust II	2.784%	4/14/34	8/11/04	497,900	231,140	0.35%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	485,787	471,213	0.72%
Fairfield Street Solar, Class F	5.176%	12/28/14	11/24/04	1,087,500	27,188	0.04%
First Republic Capital Trust II, Series B	8.750%	-	1/30/04	530,000	503,126	0.76%
Fontainbleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07	2,749,747	15,000	0.02%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	1,000,000	1,035,640	1.57%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03	99,977	109,904	0.17%
I-Preferred Term Securities I Ltd.	-	12/4/12	11/21/02	100,000	50	0.00%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	470,131	130,000	0.20%
Preferred Term Securities VI Ltd.	-	7/3/12	6/13/02	100,000	50	0.00%
Preferred Term Securities X Ltd.	-	7/3/13	6/16/03	150,000	15	0.00%
Preferred Term Securities XI Ltd.	-	10/3/13	9/9/03	150,000	45	0.00%
Preferred Term Securities XII Ltd.	-	12/24/13	12/9/03 - 1/7/05	757,550	225	0.00%
Preferred Term Securities XIV Ltd.	-	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-	2/15/14	2/13/04	492,162	50	0.00%
Regional Diversified Funding, Series 2005-1	-	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd., Series 2005-1A	-	2/6/14	12/22/04	600,000	60	0.00%
Soloso Bank Pref 2005	-	10/15/15	8/3/05	745,543	75	0.00%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	-	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	82,832	90,982	0.14%
Tricadia, Series 2003-1A, Class PS	-	12/15/13	12/10/03	246,293	2,500	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	1,701,511	1,958,693	2.97%
USG Corp.	8.375%	10/15/18	11/9/10-11/10/10	1,014,771	1,050,000	1.59%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	7/20/09 - 8/3/09	711,573	859,562	1.31%
WPD Holdings Inc.	7.250%	12/15/17	10/15/03 - 6/21/04	578,723	661,779	1.00%
				$20,182,618	$9,108,418	13.82%
(2)This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2011 these securities represented 5.96% of the Fund's net assets.
(3)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(4)Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2011 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.33%
Financials		0.27%
Financial Services		0.06%
First Tennessee Bank,
3.750%(1)(2)	1,500	$976,406

Real Estate Investment Trusts (REITs)		0.21%
Apartments (REITs)		0.02%
Cousins Properties Inc.,
7.500%	10,300	255,749

Warehouse-Industrial (REITs)		0.19%
CenterPoint Properties Trust,
5.377%(1)(3)	3,900	3,022,500

Total Financials
(Cost $5,591,577)		4,254,655

Utilities		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	954,688

Total Utilities
(Cost $940,000)		954,688

Total Nonconvertible Preferred Stocks
(Cost $6,531,577)		5,209,343

	Principal Amount	Market Value
CORPORATE BONDS		46.62%
Financials		13.68%
Financial Services		6.45%
BB&T Corp.:
3.200%, 3/15/2016	$8,975,000	8,907,589
6.850%, 4/30/2019	4,150,000	4,815,357
City National Corp.,
5.250%, 9/15/2020	16,475,000	16,303,100
Emigrant Capital Trust II,
2.784%, 4/14/2034(1)(2)	850,000	392,937
FIA Card Services NA,
6.625%, 6/15/2012	10,452,000	10,987,571
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,348
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,077,678
FMR Corp.,
7.490%, 6/15/2019(2)	5,000,000	5,655,190
KeyCorp,
5.100%, 3/24/2021	7,525,000	7,481,438
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,338,995
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,282,946
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	15,396,327
		101,664,476

Insurance		1.34%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,452,990
OneBeacon U.S. Holdings Inc.,
5.875%, 5/15/2013	13,537,000	14,559,585
Prudential Financial,
Series MTNB, 4.350%, 5/12/2015	939,650	959,645
Zurich Reinsurance,
7.125%, 10/15/2023	$200,000	$210,683
		21,182,903

Savings & Loans		0.28%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,591,500
2.969%, 6/16/2010**(4)	5,000,000	1,825,000
		4,416,500

Real Estate Investment Trusts (REITs)		5.61%
Data Center (REITs)		0.71%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	10,075,000	11,145,468

Diversified (REITs)		1.09%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,052,143
Washington REIT:
5.250%, 1/15/2014	2,000,000	2,133,082
4.950%, 10/1/2020	13,825,000	14,023,541
		17,208,766

Healthcare (REITs)		0.37%
Healthcare Realty Trust Inc.,
5.125%, 4/1/2014	3,125,000	3,299,072
Nationwide Health,
6.000%, 5/20/2015	2,000,000	2,162,748
Senior Housing Properties Trust,
8.625%, 1/15/2012	325,000	339,914
		5,801,734

Hotels (REITs)		0.20%
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	3,075,000	3,186,469

Industrials (REITs)		0.91%
Prologis Trust:
7.625%, 8/15/2014	11,405,000	13,047,160
7.625%, 7/1/2017	1,100,000	1,257,780
		14,304,940

Regional Mall (REITs)		0.81%
Simon Property Group LP:
5.250%, 12/1/2016	6,080,000	6,610,328
7.375%, 6/15/2018	2,868,000	3,349,761
10.350%, 4/1/2019	2,050,000	2,826,462
		12,786,551

Shopping Center (REITs)		0.28%
Kimco Realty Corp.,
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,878,999
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,056,839
6.640%, 7/15/2026	545,000	556,759
		4,492,597

Timber (REITs)		1.24%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,551,819
Potlatch Corp.,
7.500%, 11/1/2019	15,996,000	17,035,740
		19,587,559

Total Financials
(Cost $216,775,664)		215,777,963

Industrials		27.74%
Airlines		0.12%
Southwest Airlines Co. 2007-1 Pass Through Trust,
Series 2007-1, 6.150%, 8/1/2022	$1,687,374	$1,830,801

Autos		0.82%
BMW US Capital Inc.,
5.730%, 11/1/2015(2)(3)	12,000,000	12,894,360
Dana Corp., Escrow Units,
1/15/2015**(3)(4)	1,600,000	–
Delphi Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	40,000
		12,934,360

Building Materials		0.56%
USG Corp.,
8.375%, 10/15/2018(2)	8,400,000	8,820,000

Cable & Media		1.67%
CBS Corp.:
8.200%, 5/15/2014	10,235,000	11,994,581
8.875%, 5/15/2019	2,800,000	3,517,032
Comcast Corp.,
5.150%, 3/1/2020	7,325,000	7,629,932
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,168,148
		26,309,693

Chemicals		0.60%
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	7,625,000	8,794,080
PPG Industries Inc.,
6.875%, 2/15/2012	688,000	722,327
		9,516,407

Consumer Products		0.78%
Jarden Corp.,
6.125%, 11/15/2022	12,525,000	12,305,812

Energy-Non Utility		5.48%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	5,178,278
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	16,080,000	16,698,389
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,098,122
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	13,083,000
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	4,979,731
Pride International Inc.,
6.875%, 8/15/2020	10,650,000	12,127,688
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	11,979,650
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	83,213
7.000%, 10/15/2028	9,775,000	10,904,130
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	5,725,000	6,573,823
Valero Energy Corp.,
6.125%, 6/15/2017	3,175,000	3,511,159
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	171,000	180,975
		86,398,158

Food & Beverages		2.14%
Anheuser-Busch Companies Inc.,
5.050%, 10/15/2016	8,030,000	8,706,672
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, 1/15/2019	6,350,000	7,813,853
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	$9,700,000	$10,725,911
Kraft Foods Inc.:
4.125%, 2/9/2016	2,000,000	2,073,696
5.375%, 2/10/2020	4,125,000	4,356,486
		33,676,618

Healthcare		1.03%
DaVita Inc.,
6.625%, 11/1/2020	3,700,000	3,764,750
HCA Inc.,
7.875%, 2/15/2020	11,475,000	12,536,437
		16,301,187

Leisure		1.00%
Fontainebleau Las Vegas Holdings LLC,
10.250%, 6/15/2015**(2)(4)	8,220,000	41,100
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	856,028
10.000%, 12/15/2018	2,846,000	2,611,205
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,492,500
Starwood Hotels & Resorts Worldwide Inc.:
6.250%, 2/15/2013	5,250,000	5,637,187
6.750%, 5/15/2018	4,395,000	4,796,044
Station Casinos Inc.,
6.875%, 3/1/2016**(4)	2,900,000	290
Times Square Hotel Trust,
8.528%, 8/1/2026(2)(3)	352,035	386,672
		15,821,026

Metals & Mining		2.61%
BHP Billiton Finance USA Ltd. (Australia),
5.500%, 4/1/2014	10,600,000	11,753,693
Freeport-McMoRan Copper & Gold Inc.,
8.375%, 4/1/2017	11,025,000	12,169,494
Sweetwater Investors LLC,
5.875%, 5/15/2014(2)	302,571	282,010
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	13,250,000	16,944,577
		41,149,774

Other Industrials		0.83%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,744,813
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	8,215,720
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,185,205
		13,145,738

Packaging & Containers		1.82%
Ball Corp.,
5.750%, 5/15/2021	16,750,000	16,456,875
Crown Americas LLC / Crown Americas Capital Corp. II,
7.625%, 5/15/2017	3,750,000	4,096,875
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021(2)	7,950,000	8,128,875
		28,682,625

Paper & Forestry		0.57%
West Fraser Timber Co. Ltd. (Canada),
5.200%, 10/15/2014(2)	8,825,000	8,924,281

Pharmaceuticals		1.44%
Eli Lilly & Co.,
5.500%, 3/15/2027	10,000,000	10,672,860
Eszopiclone Royalty SUB LLC,
Series IV, 12.000%, 3/15/2014(2)(3)	485,787	471,213
GlaxoSmithKline Capital, Inc.,
5.650%, 5/15/2018	$10,350,000	$11,629,281
		22,773,354

Retail		1.80%
Macy's Retail Holdings Inc.,
5.900%, 12/1/2016	11,648,000	12,579,840
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	15,815,357
		28,395,197

Technology		0.57%
International Business Machines Corp.,
7.625%, 10/15/2018	6,250,000	7,822,163
Science Applications,
5.500%, 7/1/2033	1,225,000	1,220,205
		9,042,368

Telecom & Related		2.09%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	5,175,000	5,349,170
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,735,281
AT&T, Inc.,
5.625%, 6/15/2016	9,600,000	10,737,158
Frontier Communications Corp.,
8.125%, 10/1/2018	7,450,000	8,055,313
Tuckahoe Credit Lease Trust,
9.310%, 10/20/2025(2)(3)	4,919,990	5,005,548
		32,882,470

Transportation		1.81%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	11,525,000	12,839,000
4.575%, 1/15/2021	1,113,876	1,179,630
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	3,931,471
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,702,659
Federal Express Corp. 1997 Pass Through Trust,
Series 1997-A, 7.500%, 1/15/2018(5)	605,801	630,033
Kansas City Southern Railway,
13.000%, 12/15/2013	6,950,000	8,322,625
		28,605,418

Total Industrials
(Cost $430,884,722)		437,515,287

Utilities		5.20%
Utilities		5.20%
Calpine Corp.,
7.500%, 2/15/2021(2)	8,350,000	8,684,000
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,275,790
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,729,054
Duke Energy Carolinas LLC,
Series C, 7.000%, 11/15/2018	4,285,000	5,138,229
FPL Group Capital Inc.:
2.600%, 9/1/2015	3,200,000	3,110,720
6.350%, 10/1/2066(1)	2,900,000	2,863,388
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	855,840
Indianapolis Power & Light Co.,
6.300%, 7/1/2013(2)	400,000	439,618
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	213,550
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	$9,287,000	$10,367,440
Series R, 6.750%, 7/1/2037	2,850,000	3,254,945
Northern Natural Gas Co.,
5.375%, 10/31/2012(2)	350,000	372,835
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	15,167,997
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,414,572
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,019,132
Tenaska Alabama II Partners LP,
6.125%, 3/30/2023(2)	233,764	237,868
Tenaska Virginia Partners LP,
6.119%, 3/30/2024(2)	206,762	203,933
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	12,660,091
WPD Holdings (United Kingdom),
7.250%, 12/15/2017(2)	875,000	965,094
		81,974,096

Total Utilities
(Cost $77,788,059)		81,974,096

Total Corporate Bonds
(Cost $725,448,445)		735,267,346

MUNICIPAL BONDS		0.36%
Washington		0.36%
Washington State Build America Bonds,
5.090%, 8/1/2033	5,900,000	5,637,155

Total Municipal Bonds
(Cost $5,900,000)		5,637,155

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE BACKED SECURITIES		37.60%
Asset-Backed Securities		4.39%
CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	3,300,000	3,330,512
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,360,786
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	3,959,193	4,228,782
Harley-Davidson Motorcycle Trust:
Series 2007-1, Class B, 5.370%, 1/15/2011(5)	1,000,000	1,026,776
Series 2009-3, Class A3, 1.740%, 9/16/2013	10,000,000	10,064,680
Series 2007-1, Class C, 5.540%, 4/15/2015	3,500,000	3,573,328
Honda Auto Receivables Owner Trust:
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	5,025,000	5,098,230
Series 2010-3, Class A4, 0.940%, 11/21/2013(5)	$8,480,000	8,340,385
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	10,600,000	$11,001,528
Marriott Vacation Club Owner Trust:
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	179,373	185,743
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	8,093,977	8,107,324
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.670%, 1/15/2014	4,125,000	4,160,285
Vanderbilt Mortgage and Finance Inc.:
Series 1997-B, Class 2B3, 1.910%, 7/7/2013(1)	2,180,743	1,798,387
Series 2002-B, Class B1, 5.850%, 4/7/2018	44,069	43,645
Series 1997-C, Class 2B3, 1.410%, 8/7/2027(1)	2,391,415	1,952,660
Total Asset-Backed Securities
(Cost $67,584,221)		69,273,051

Collateralized Debt Obligations		0.02%
Anthracite Ltd. (Cayman Islands),
Series 2004-1A, Class G, 3.203%, 2/24/2014(1)(2)(3)(5)	504,024	10,080
Crest Ltd. Series 2003-1A (Cayman Islands),
Class PS, 0.000%, 8/28/2012**(2)(3)(5)(6)	800,000	1
Crest Ltd. Series 2003-2A (Cayman Islands),
Class PS, 0.000%, 12/28/2013**(2)(3)(5)(6)	620,174	1
Crest Ltd. Series 2004-1A (Cayman Islands),
Class H2, 7.334%, 10/28/2014(2)(3)(5)	792,015	1
Fairfield Street Solar (Cayman Islands),
Class F, 5.176%, 12/28/2014(1)(2)(3)(5)	1,000,000	25,000
I-Preferred Term Securities I Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/4/2012**(2)(5)(6)	150,000	75
N-Star Real Estate Ltd. (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	600,000	156,000
Preferred Term Securities VI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2012**(2)(5)(6)	250,000	125
Preferred Term Securities X Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 7/3/2013**(2)(5)(6)	350,000	35
Preferred Term Securities XI B-3 Ltd. (Cayman Islands),
Mezzanine Note, 1.909%, 9/24/2033(1)(2)(3)	504,780	138,814
Preferred Term Securities XI Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 10/3/2013**(2)(5)(6)	350,000	105
Preferred Term Securities XII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 12/24/2013**(2)(5)(6)	$500,000	150
Preferred Term Securities XIII Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 3/24/2014**(2)(5)(6)	500,000	$150
Preferred Term Securities XIV Ltd. (Cayman Islands),
Subordinate Income Notes, 0.000%, 6/17/2014**(2)(5)(6)	500,000	100
Regional Diversified Funding (Cayman Islands),
Series 2004-1, 0.000%, 2/15/2014**(2)(3)(4)(5)(6)	500,000	50
Regional Diversified Funding (Cayman Islands),
Series 2005-1, 0.000%, 3/15/2015**(2)(3)(5)(6)	750,000	75
River North Ltd. (Cayman Islands),
Series 2005-1A, 0.000%, 2/6/2014**(2)(3)(5)(6)	800,000	80
Soloso Bank Pref (Cayman Islands),
0.000%, 10/15/2015**(2)(3)(5)(6)	750,000	75
TIAA Real Estate Ltd. (Cayman Islands),
Series 2003-1A, Class PS, 9.000%, 9/30/2013** (2)(3)(5)(6)	250,000	–
Tricadia (Cayman Islands),
Series 2003-1, Class PS, 0.000%, 12/15/2013**(2)(3)(5)(6)	250,000	2,500
Total Collateralized Debt Obligations
(Cost $10,396,335)		333,417

Commercial Mortgage-Backed Securities		3.26%
Adams Outdoor Advertising LP:
5.438%, 12/20/2017(2)(5)	8,076,059	8,219,215
10.756%, 12/20/2017(2)(5)	6,300,000	6,623,089
Crown Castle Towers LLC:
5.495%, 1/15/2017(2)(5)	4,500,000	4,762,809
6.113%, 1/15/2020(2)(5)	8,975,000	9,733,603
4.883%, 8/15/2020(2)(5)	5,900,000	5,907,959
GTP Towers Issuer LLC,
8.112%, 2/15/2015(2)(5)	15,000,000	15,534,600
SBA Tower Trust,
4.254%, 4/15/2015(2)(5)	550,000	573,016

Total Commercial Mortgage-Backed Securities
(Cost $49,301,059)		51,354,291

Residential Mortgage-Backed Securities		0.18%
Banc of America Funding Corp.:
Class 2A4, 5.500%, 8/1/2035	942,496	810,483
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	464,778	406,438
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	301,948	277,610
Series 2005-8, Class A14, 5.500%, 9/25/2035	$948,276	865,456
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	833,000	$293,986
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.938%, 10/25/2033(1)	86,350	89,062
Provident Funding Mortgage Loan Trust,
Series 2004-1, Class 1A1, 2.665%, 4/25/2034(1)	88,203	87,060
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.610%, 4/25/2033(1)	43,163	39,317
Total Residential Mortgage-Backed Securities
(Cost $3,711,187)		2,869,412

Agency Mortgage-Backed Securities		29.75%
FHLMC:
Gold Pool #G00336, 6.000%, 10/1/2024	116,124	126,674
Pool #781804, 5.054%, 7/1/2034(1)	978,996	1,042,493
Pool #781811, 5.131%, 7/1/2034(1)	442,320	471,023
Pool #781958, 5.077%, 9/1/2034(1)	1,256,894	1,339,919
Gold Pool #G08061, 5.500%, 6/1/2035	778,239	833,796
Gold Pool #G08079, 5.000%, 9/1/2035	13,104,248	13,731,156
Gold Pool #G01960, 5.000%, 12/1/2035	4,043,031	4,236,449
Gold Pool #A41748, 5.000%, 1/1/2036	5,467,186	5,728,736
Gold Pool #A42128, 5.500%, 1/1/2036	5,577,141	5,975,281
Gold Pool #G02064, 5.000%, 2/1/2036	6,061,788	6,351,784
Gold Pool #G05200, 5.000%, 5/1/2036	16,644,111	17,440,365
Gold Pool #G02252, 5.500%, 7/1/2036	14,741,067	15,774,976
Gold Pool #G02386, 6.000%, 11/1/2036	10,622,254	11,583,037
Pool #1G1317, 5.965%, 11/1/2036(1)	7,673,781	8,293,369
Gold Pool #G03189, 6.500%, 9/1/2037	17,338,287	19,434,816
Pool #A86876, 5.000%, 6/1/2039	13,003,819	13,577,158
Pool #A97620, 4.500%, 3/1/2041	29,525,000	29,996,367
FNMA:
Pool #995749, 4.000%, 5/25/2024	23,541,987	24,211,474
Pool #932361, 4.000%, 1/1/2025	23,296,575	23,959,083
Pool #AC8938, 4.500%, 1/1/2025	24,504,623	25,717,676
Pool #AD4268, 4.500%, 3/1/2025	15,386,098	16,157,372
Pool #779610, 4.952%, 6/1/2034(1)	262,408	275,747
Pool #725705, 5.000%, 8/1/2034	1,749,704	1,843,179
Pool #809893, 5.059%, 3/1/2035(1)	761,841	803,417
Pool #809894, 4.802%, 3/1/2035(1)	1,064,898	1,117,613
Pool #255706, 5.500%, 5/1/2035	$9,555,878	10,263,080
Pool #735897, 5.500%, 10/1/2035	5,468,096	$5,872,774
Pool #836496, 5.000%, 10/1/2035	7,983,592	8,393,262
Pool #850582, 5.500%, 1/1/2036	2,490,715	2,675,045
Pool #845471, 5.000%, 5/1/2036	1,170,293	1,213,706
Pool #888016, 5.500%, 5/1/2036	10,709,878	11,502,484
Pool #190377, 5.000%, 11/1/2036	9,902,342	10,410,471
Pool #256526, 6.000%, 12/1/2036	12,684,227	13,706,664
Pool #888405, 5.000%, 12/1/2036	2,295,632	2,413,430
Pool #907772, 6.000%, 12/1/2036	5,294,717	5,721,508
Pool #910881, 5.000%, 2/1/2037	9,230,330	9,572,738
Pool #889108, 6.000%, 2/1/2038	11,253,286	12,253,568
Pool #257161, 5.500%, 4/1/2038	21,057,381	22,530,239
Pool #889579, 6.000%, 5/1/2038	18,877,704	20,555,705
Pool #995838, 5.500%, 5/1/2039	15,225,594	16,309,580
Pool #AE0395, 4.500%, 10/1/2040	31,511,170	32,074,149
Pool #MA0583, 4.000%, 11/1/2040	32,692,088	32,157,834
GNMA,
Pool #550656, 5.000%, 9/15/2035	1,319,098	1,404,428
Total Agency Mortgage-Backed Securities
(Cost $455,880,070)		469,053,625

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities
(Cost $586,872,872)		592,883,796

U.S. GOVERNMENT & AGENCY OBLIGATIONS		2.46%
FHLMC:
2.125%, 9/21/2012	16,250,000	16,607,142
4.750%, 11/17/2015	20,000,000	22,152,940
FNMA,
8.200%, 3/10/2016	55,000	69,461
		38,829,543
Total U.S. Government & Agency Obligations
(Cost $37,303,815)		38,829,543

U.S. TREASURY BONDS & NOTES		9.87%
1.125%, 6/30/2011	38,800,000	38,901,540
1.375%, 4/15/2012	14,225,000	14,377,805
1.250%, 2/15/2014	18,975,000	18,973,520
1.750%, 7/31/2015	4,775,000	4,733,582
3.625%, 2/15/2021	30,225,000	30,616,988
4.375%, 2/15/2038	5,500,000	5,406,329
4.375%, 11/15/2039	15,000,000	14,664,840
4.750%, 2/15/2041	27,000,000	28,050,462
		155,725,066
Total U.S. Treasury Bonds & Notes
(Cost $156,299,979)		155,725,066

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		3.71%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.012%)	58,514,912	$58,514,912

Total Money Market Mutual Funds
(Cost $58,514,912)		$58,514,912

Total Investments
(Cost $1,576,871,600)	100.95%	1,592,067,161

Liabilities in Excess of Other Assets	(0.95%)	(15,038,422)

Net Assets	100.00%	$1,577,028,739

Westcore Plus Bond Fund
Country Breakdown as of March 31, 2011 (Unaudited)
Country	Market Value	%
United States	$1,507,466,103	95.59%
Canada	38,594,409	2.45%
United Kingdom	17,663,483	1.12%
Australia	11,753,693	0.74%
Netherlands	10,725,911	0.68%
Mexico	5,349,170	0.34%
Cayman Islands	333,417	0.02%
Switzerland	180,975	0.01%
Total Investments	1,592,067,161	100.95%
Liabilities in Excess of Other Assets	(15,038,422)	(0.95%)
Net Assets	$1,577,028,739	100.00%

Please note the country breakdown is based on the domicile of the issuer and is unaudited.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Sector and industry classifications are unaudited.

See Notes to Quarterly Statements of Investments.

**Non-income producing security.
(1)The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(2)This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers. Please note that the Adviser, under supervision of the Board of Trustees, has determined that certain 144A securities listed below have a liquid trading market. Such securities represent 4.55% of the Fund's net assets as of March 31, 2011.

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/17	12/3/10	$ 8,076,059	$ 8,219,215	0.52%
Adams Outdoor Advertising LP	10.756%	12/20/17	12/3/10	6,300,000	6,623,089	0.42%
Anthracite Ltd., Series 2004-1A, Class G	3.203%	2/24/14	3/16/04	504,024	10,080	0.00%
BMW US Capital Inc.	5.730%	11/1/15	10/16/07	12,000,000	12,894,360	0.82%
Calpine Corp.	7.500%	2/15/21	10/18/10-10/19/10	8,364,511	8,684,000	0.55%
Crest Ltd., Series 2003-1A, Class PS	-%	8/28/12	4/22/03	694,039	1	0.00%
Crest Ltd., Series 2003-2A, Class PS	-%	12/28/13	11/25/03	480,575	1	0.00%
Crest Ltd. Series 2004-1A, Class H2	7.334%	10/28/14	10/22/04	758,376	1	0.00%
Crown Americas LLC / Crown Americas Capital Corp. III	6.250%	2/1/21	1/18/11 - 3/31/11	7,963,000	8,128,875	0.52%
Crown Castle Towers LLC	5.495%	1/15/17	1/8/10	4,500,000	4,762,809	0.30%
Crown Castle Towers LLC	6.113%	1/15/20	1/8/10	8,975,000	9,733,603	0.62%
Crown Castle Towers LLC	4.883	8/15/20	7/29/10	5,900,000	5,907,959	0.37%
Emigrant Capital Trust II	2.784%	4/14/34	8/11/04	846,431	392,937	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/14	7/29/05	485,787	471,213	0.03%
Fairfield Street Solar, Class F	5.176	12/28/14	11/24/04	1,000,000	25,000	0.00%
First Tennessee Bank	3.750%	-	3/16/05	1,500,000	976,406	0.06%
FMR Corp.	7.490%	6/15/19	3/6/07	5,675,451	5,655,190	0.36%
Fontainebleau Las Vegas Holdings LLC	10.250%	6/15/15	9/13/07 - 11/8/07	7,567,653	41,100	0.00%
GTP Towers Issuer LLC	8.112%	2/15/15	2/11/10	15,000,000	15,534,600	0.99%
Indianapolis Power & Light Co.	6.300%	7/1/13	7/30/03 - 2/6/06	401,096	439,618	0.03%
I-Preferred Term Securities I Ltd.	-%	12/4/12	11/21/02	150,000	75	0.00%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/14	10/31/06	179,370	185,743	0.01%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/32	11/5/10	8,093,105	8,107,324	0.51%
Northern Natural Gas Co.	5.375%	10/31/12	10/9/02	349,914	372,835	0.02%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/14	6/16/04	564,157	156,000	0.01%
Preferred Term Securities VI Ltd.	-%	7/3/12	6/13/02	250,000	125	0.00%
Preferred Term Securities X Ltd.	-%	7/3/13	6/16/03	350,000	35	0.00%
Preferred Term Securities XI B-3 Ltd.	1.909%	9/24/33	6/2/05	507,390	138,814	0.01%
Preferred Term Securities XI Ltd.	-%	10/3/13	9/9/03	350,000	105	0.00%
Preferred Term Securities XII Ltd.	-%	12/24/13	12/9/03 - 1/7/05	503,775	150	0.00%
Preferred Term Securities XIII Ltd.	-%	3/24/14	3/9/04	500,000	150	0.00%
Preferred Term Securities XIV Ltd.	-%	6/17/14	6/9/04	500,000	100	0.00%
Regional Diversified Funding, Series 2004-1	-%	2/15/14	2/13/04	492,162	50	0.00%
Regional Diversified Funding, Series 2005-1	-%	3/15/15	3/21/05	750,000	75	0.00%
River North Ltd, Series 2005-1A	-%	2/6/14	12/22/04	800,000	80	0.00%
SBA Towers Trust	4.254%	4/15/15	4/8/10	550,000	573,016	0.04%
Soloso Bank Pref	-%	10/15/15	8/3/05	745,543	75	0.00%
Sweetwater Investors LLC	5.875%	5/15/14	5/31/05 - 12/15/05	303,923	282,010	0.02%
Tenaska Alabama II Partners LP	6.125%	3/30/23	10/9/03 - 9/4/09	235,961	237,868	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/24	4/29/04 - 1/19/05	206,721	203,933	0.01%
TIAA Real Estate Ltd., Series 2003-1A, Class PS	9.000%	9/30/13	10/16/03	250,000	-	0.00%
Times Square Hotel Trust	8.528%	8/1/26	8/3/01	352,035	386,672	0.02%
Tricadia, Series 2003-1A, Class PS	-%	12/15/13	12/10/03	246,294	2,500	0.00%
Tuckahoe Credit Lease Trust	9.310%	10/20/25	12/11/09	4,348,305	5,005,548	0.32%
USG Corp.	8.375%	10/15/18	11/8/10-11/9/10	8,503,877	8,820,000	0.56%
West Fraser Timber Co. Ltd.	5.200%	10/15/14	6/12/06 - 8/3/09	8,025,268	8,924,281	0.57%
WPD Holdings	7.250%	12/15/17	10/15/03 - 6/30/06	859,541	965,094	0.06%
				$135,959,343	$122,862,715	7.79%

(3)This security has been valued in good faith by or under the direction of the Board of Trustees. As of March 31, 2011 these securities represented 1.40% of the Fund's net assets.
(4)Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

(6)This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2011 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		14.61%
Adams County, Certificate of Participation,
5.000%, 12/1/2025, Optional 12/1/2018 @ 100.00	1,200,000	$1,235,292
Auraria Higher Education Center, Certificate of Participation,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	499,000	526,660
City of Aurora, Certificates of Participation:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,027,520
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	675,000	675,898
Colorado State Higher Education, Cons. Lease Pur., Certificates of Participation:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,056,180
5.000%, 11/1/2025	1,000,000	1,005,110
Colorado State, Certificate of Participation, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, NATL-RE	700,000	741,230
Denver City & County, Certificate of Participation, Denver Botanic Gardens,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	661,256
Douglas & Elbert Counties School District No. Re-1, Certificate of Participation,
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,027,810
Eagle County, Certificate of Participation, Justice Center Project,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	535,050
Fort Collins, Certificates of Participation,
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,042,710
Garfield County Public Library District, Certificate of Participation,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	669,026
Northern Colorado Water Conservancy District, Certificate of Participation,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	510,000	528,972
Pueblo Co., Certificate of Participation, Police Complex Project,
5.500%, 8/15/2018, AGM	500,000	558,875
Regional Transportation District, Certificates of Participation:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	634,117
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	$1,030,690
5.000%, 11/1/2024, Prerefunded 11/1/2013 @ 100.00	1,000,000	1,108,610
University of Colorado, Certificate of Participation,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	163,165

Total Certificates of Participation
(Cost $14,274,610)		$14,228,171

GENERAL OBLIGATION BONDS		29.42%
County-City-Special District-School District		29.42%
Adams & Arapahoe Counties Joint School District 28J:
5.350%, 12/1/2015, Escrowed to Maturity	260,000	303,950
6.250%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,250,000	1,409,225
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,285,920
Adams County School District 12, Series A,
5.000%, 12/15/2020, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	516,395
Arapahoe County School District 5,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,074,520
Arapahoe County School District No. 6 Littleton,
5.250%, 12/1/2021, Prerefunded 12/1/2012 @ 100.00, NATL-RE FGIC	500,000	538,760
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Optional 12/1/2012 @ 100.00, NATL-RE FGIC	750,000	759,667
Basalt Colorado Sanitation District,
5.000%, 12/1/2018, Optional 12/1/2011 @ 100.00, AMBAC	125,000	126,802
City & County of Denver Board Water Commissioners,
5.500%, 10/1/2011	250,000	256,270
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	803,550
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	583,525
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Optional 12/1/2012 @ 100.00, AGM	125,000	131,184
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,146,900
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	1,500,000	1,607,730
Douglas & Elbert Counties School District Re-1:
5.250%, 12/15/2016, Prerefunded 12/15/2011 @ 100.00, NATL-RE	500,000	517,260
5.000%, 12/15/2023, Optional 12/15/2017 @ 100.00	1,250,000	1,339,388
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	$2,616,275
El Paso County School District 2,
5.000%, 12/1/2023, Optional 12/1/2012 @ 100.00, NATL-RE	250,000	268,350
El Paso County School District No. 20,
zero coupon, 12/15/2013, AGM	500,000	476,940
Garfield County, Garfield School District Re-2:
5.000%, 12/1/2024, Optional 12/1/2016 @ 100.00, AGM	800,000	836,384
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,023,840
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	257,298
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1,
5.000%, 12/15/2020, Optional 12/15/2014 @ 100.00, AGM	500,000	527,530
Gunnison Watershed School District No. Re 1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,071,460
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00, AGM	1,200,000	1,250,256
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,692,750
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	533,090
La Plata County School District 9-R:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	134,328
5.125%, 11/1/2023, Optional 11/1/2013 @ 100.00, NATL-RE	100,000	104,362
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	245,872
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	525,000	549,943
5.000%, 12/1/2022, Optional 12/1/2014 @ 100.00, NATL-RE	300,000	313,728
5.000%, 12/1/2024, Optional 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,040,200
Moffat County School District No. Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,097,094
Pitkin County School District No. 001, Aspen:
5.000%, 12/1/2020, Prerefunded 12/1/2011 @ 100.00, FGIC	150,000	154,644
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	246,229
Pueblo County School District 60,
5.000%, 12/15/2022	500,000	564,270
Pueblo County School District 70,
5.000%, 12/1/2015, Optional 12/1/2011 @ 100.00, NATL-RE	165,000	$168,171
Rio Blanco County School District No. Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	629,102
Summit County, Summit County School District Re-1,
5.000%, 12/1/2023, Optional 12/1/2014, NATL-RE-FGIC	200,000	209,502
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, AGM	200,000	227,770

Total General Obligation Bonds
(Cost $28,166,095)		$28,640,434

REVENUE BONDS		50.54%
Airports		2.15%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,065,960
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,025,000
		2,090,960

General		3.95%
Boulder County Open Space Capital Improvement Tr Fd,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,049,390
Boulder County Open Space Capital Improvement Tr Fd, Series A,
5.000%, 1/1/2024, Optional 1/1/2015 @ 100.00, AGM	1,645,000	1,707,296
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	500,000	513,425
Town of Castle Rock Co., Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	572,705
		3,842,816

Higher Education		6.95%
Colorado Educational & Cultural Facilities Authority:
5.000%, 9/1/2025, Optional 9/1/2020 @ 100.00	425,000	428,472
Regis University,
5.000%, 6/1/2020, Prerefunded 6/1/2011 @ 100.00, AMBAC	200,000	201,454
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	534,785
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	312,612
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	$452,558
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	86,626
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017, NATL-RE	500,000	527,185
Colorado State Board of Governors University - Enterprise Revenue Bonds,
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	576,695
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Optional 5/15/2013, NATL-RE	660,000	681,041
Fort Lewis College Board,
4.625%, 10/1/2026, Optional 10/17/2017 @ 100.00, NATL-RE	500,000	487,310
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	304,073
University of Colorado Enterprise Systems Revenue, Series A:
5.100%, 6/1/2016, Prerefunded 6/1/2011 @ 100.00	150,000	151,125
5.375%, 6/1/2026, Prerefunded 6/1/2011 @ 100.00	325,000	327,577
University of Colorado Enterprise Systems Revenue, Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	163,673
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, NATL-RE	750,000	778,125
University of Northern Colorado Auxiliary Facilities:
5.000%, 6/1/2016, Optional 6/1/2011 @ 100.00, AMBAC	500,000	501,925
5.000%, 6/1/2023, Optional 6/1/2011 @ 100.00, AMBAC	250,000	250,335
		6,765,571

Medical		16.07%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	557,640
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,034,640
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	403,346
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,005,730
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.250%, 9/1/2021, Prerefunded 9/1/2011 @ 100.00	500,000	$509,980
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,033,690
5.500%, 3/1/2032, Pre-Refunded 3/2/2012 @ 100.00	500,000	523,375
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	443,620
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	502,650
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	390,152
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2011	210,000	212,218
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	449,312
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	417,640
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,022,670
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center,
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	940,000	942,811
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	220,152
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	795,693
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	750,000	718,763
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016	500,000	490,935
5.000%, 12/1/2020, Optional 12/1/2016	500,000	475,315
6.000%, 12/1/2031, Prerefunded 12/1/2011 @ 100.00	2,000,000	2,073,640
University of Colorado Hospital Authority:
5.250%, 11/15/2022, Callable upon 30 days notice @ 100.00, AMBAC	1,000,000	962,100
5.600%, 11/15/2031, Prerefunded 11/15/2011 @ 100.00	445,000	$459,333
		15,645,405

Special Tax		6.60%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	109,762
4.250%, 12/1/2014	125,000	123,454
4.375%, 12/1/2015	125,000	121,229
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	520,830
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	399,637
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	177,642
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	220,017
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	494,210
Kent Denver School,
5.000%, 10/1/2019	115,000	122,349
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	170,000	171,059
4.600%, 9/1/2015	185,000	183,539
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	342,153
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	483,655
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	414,687
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	410,537
Northwest Parkway Public Highway Authority Revenue,
zero coupon, 6/15/2025, convertible to 5.80% until 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,119,552
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	103,372
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	331,078
Thornton, Adams County Sales & Use Tax, Open Space & Parks,
5.250%, 9/1/2016, Prerefunded 9/1/2011 @ 100.00, AGM	500,000	510,085
Westminster Sales & Use Tax,
5.000%, 12/1/2014, Prerefunded 12/1/2014 @ 100.00	65,000	67,012
		6,425,859

Utilities		14.82%
Arkansas River Power Authority,
5.875%, 10/1/2026, Sinking Fund 10/1/2022, XLCA	1,000,000	$1,021,090
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,554,511
Broomfield Water Activity Enterprise,
5.500%, 12/1/2018, Optional 12/1/2012 @ 100.00, NATL-RE	500,000	506,235
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2019 @ 100.00	1,500,000	1,609,935
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	521,320
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,361,652
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	500,000	481,260
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	589,400
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,500,000	1,558,650
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,055,880
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	487,251
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	250,000	254,705
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	155,301
Platte River Power Authority, Series HH:
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	1,500,000	1,561,035
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,034,450
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional anytime upon 30 days notice @ 100.00, AMBAC	150,000	150,045
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	500,000	527,260
		14,429,980

Total Revenue Bonds
(Cost $49,518,300)		$49,200,591

MONEY MARKET MUTUAL FUNDS		3.67%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.065%)		3,571,713

Total Money Market Mutual Funds
(Cost $3,571,713)		$3,571,713

Total Investments
(Cost $95,530,718)	98.24%	95,640,909

Other Assets in Excess of Liabilities	1.76%	1,714,630

Net Assets	100.00%	$97,355,539

Industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another. Industry classifications are unaudited.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

 NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2011 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Frontier, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices. Exchange-traded interest rate futures are valued at the settlement price determined by the relevant exchange.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2011, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Frontier Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds’ Statements of Operations.

Concentration of Risk – The Westcore International Frontier Fund invests substantially all of its assets in foreign denominated equities. Therefore, it may be more affected by economic developments and currency fluctuations in those countries than a general domestic equity fund would be.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of March 31, 2011
Gross appreciation (excess of value over tax cost)	$ 33,105,890	$ 36,864,326	$ 84,039,342
Gross depreciation (excess of tax cost over value)	(580,054)	(1,089,692)	(4,931,488)
Net unrealized appreciation/(depreciation)	$ 32,525,836	$ 35,774,634	$ 79,107,854
Cost of investment for income tax purposes	$ 81,761,974	$ 123,619,078	$ 541,616,049

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund
As of March 31, 2011
Gross appreciation (excess of value over tax cost)	$ 18,748,414	$ 10,891,149	$ 13,627,446
Gross depreciation (excess of tax cost over value)	(3,599,742)	(1,025,880)	(1,000,830)
Net unrealized appreciation/(depreciation)	$ 15,148,672	$ 9,865,269	$ 12,626,616
Cost of investment for income tax purposes	$ 117,754,746	$ 38,640,145	$ 43,653,467

	Westcore Small-Cap ValueFund	Westcore Micro-Cap Opportunity Fund	Westcore International Frontier Fund
As of March 31, 2011
Gross appreciation (excess of value over tax cost)	$ 92,265,818	$ 379,551	$ 20,534,697
Gross depreciation (excess of tax cost over value)	(1,161,637)	(25,017)	(3,677,796)
Net unrealized appreciation/(depreciation)	$ 91,104,181	$ 354,534	$ 16,856,901
Cost of investment for income tax purposes	$ 279,006,407	$ 1,512,652	$ 73,074,106

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2011
Gross appreciation (excess of value over tax cost)	$ 4,327,950	$ 55,890,936	$ 1,848,701
Gross depreciation (excess of tax cost over value)	(17,487,832)	(39,105,718)	(1,738,510)
Net unrealized appreciation/(depreciation)	$ (13,159,882)	$ 16,785,218	$ 110,191
Cost of investment for income tax purposes	$ 77,984,468	$ 1,575,281,943	$ 95,530,718

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

            The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates,

                 prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2011 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 113,123,867	$ –	$ –	$ 113,123,867
Money Market Mutual Funds	1,163,943	–	–	1,163,943
TOTAL	$ 114,287,810	$ –	$ –	$ 114,287,810

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 157,953,441	$ –	$ –	$ 157,953,441
Money Market Mutual Funds	1,440,271	–	–	1,440,271
TOTAL	$ 159,393,712	$ –	$ –	$ 159,393,712

Westcore Select Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 576,381,042	$ –	$ –	$ 576,381,042
Money Market Mutual Funds	44,342,861	–	–	44,342,861
TOTAL	$ 620,723,903	$ –	$ –	$ 620,723,903

Westcore Blue Chip Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 132,209,729	$ –	$ –	$ 132,209,729
Money Market Mutual Funds	693,689	–	–	693,689
TOTAL	$ 132,903,418	$ –	$ –	$ 132,903,418

Westcore Mid-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 47,994,634	$ –	$ –	$ 47,994,634
Money Market Mutual Funds	510,780	–	–	510,780
TOTAL	$ 48,505,414	$ –	$ –	$ 48,505,414

Westcore Small-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 53,735,308	$ –	$ –	$ 53,735,308
Money Market Mutual Funds	2,544,775	–	–	2,544,775
TOTAL	$ 56,280,083	$ –	$ –	$ 56,280,083

Westcore Small-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 361,392,748	$ –	$ –	$ 361,392,748
Money Market Mutual Funds	8,717,840	–	–	8,717,840
TOTAL	$ 370,110,588	$ –	$ –	$ 370,110,588

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 1,825,114	$ –	$ –	$ 1,825,114
Money Market Mutual Funds	42,072	–	–	42,072
TOTAL	$ 1,867,186	$ –	$ –	$ 1,867,186

Westcore International Frontier Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 83,518,021	$ –	$ –	$ 83,518,021
Money Market Mutual Funds	6,412,986	–	–	6,412,986
TOTAL	$ 89,931,007	$ –	$ –	$ 89,931,007

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$ –	$ 136,684	$ –	$ 136,684
Liabilities:
Forward Foreign Currency Contracts	–	(537,889)	–	(537,889)
Total	$ –	$(401,205)	$ –	$(401,205)

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 40,490	$ –	$ –	$ 40,490
Convertible Preferred Stocks	1,273,680	–	–	1,273,680
Nonconvertible Preferred Stocks	1,827,696	503,126	1,162,500	3,493,322
Corporate Bonds	–	53,931,489	2,575,888	56,507,377
Asset-Backed Securities, Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	–	1,786,388	1,227,745	3,014,133
Money Market Mutual Funds	495,584	–	–	495,584
TOTAL	$ 3,637,450	$ 56,221,003	$ 4,966,133	$ 64,824,586

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$ 255,749	$ 1,931,094	$ 3,022,500	$ 5,209,343
Corporate Bonds	-	716,469,553	18,797,793	735,267,346
Municipal Bonds	-	5,637,155	-	5,637,155
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage Backed Securities	–	577,015,779	15,868,017	592,883,796
U.S. Government & Agency Obligations	–	38,829,543	–	38,829,543
U.S. Treasury Bonds & Notes	155,725,066	–	–	155,725,066
Money Market Mutual Funds	58,514,912	–	–	58,514,912
TOTAL	$ 214,495,727	$ 1,339,883,124	$ 37,688,310	$ 1,592,067,161

Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ –	$ 92,069,196	$ –	$ 92,069,196
Money Market Mutual Funds	3,571,713	-	-	3,571,713
TOTAL	$ 3,571,713	$ 92,069,196	$ –	$ 95,640,909

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

There were no significant transfers into or out of Levels 1 and 2 during the period except in Westcore International Frontier Fund.

Westcore International Frontier Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2011. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

 WESTCORE FLEXIBLE INCOME

Investments in Securities at Value	Balance as of December 31, 2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of March 31, 2011	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at March 31, 2011
Nonconvertible Preferred Stocks	$978,000	$-	$184,500	$-	$-	$1,162,500	$184,500
Corporate Bonds	2,494,881	1,848	96,393	(72,234)	55,000	2,575,888	96,393
Asset-Backed Securities,
Collateralized Debt Obligations &
Commercial Mortgage-Backed
Securities	1,424,997	-	(220,895)	23,643	-	1,227,745	(220,895)
TOTAL	$4,897,878	$1,848	$59,998	$(48,591)	$55,000	$4,966,133	$59,998

WESTCORE PLUS BOND FUND
Investments in Securities at Value	Balance as of December 31, 2010	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of March 31, 2011	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at March 31, 2011
Nonconvertible Preferred Stocks	$2,542,800	$-	$479,700	$-	$-	$3,022,500	$479,700
Corporate Bonds	18,925,218	4,722	(73,378)	(98,769)	40,000	18,797,793	(73,378)
Asset-Backed Securities,
Collateralized Debt Obligations,
Commercial Mortgage-Backed
Securities, Residential Mortgage-
Backed Securities & Agency
Mortgage-Backed Securities	16,050,278	-	(243,808)	61,547	-	15,868,017	(243,808)
TOTAL	$37,518,296	$4,722	$162,514	$(37,222)	$40,000	$37,688,310	$162,514

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. These fair value measurements typically utilize significant unobservable inputs (Level 3). In these instances, Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, typically by using evaluated pricing models similar to the models used by the independent pricing service described above. In addition, Denver Investments personnel may develop their own pricing estimates using similar techniques and modeling as described above.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5. Subsequent Event

Effective April 30, 2011, the name of the Westcore International Frontier Fund was changed to Westcore International Small-Cap Fund.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    May 27, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

Principal Executive Officer and President

Date:    May 27, 2011

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

Principal Financial Officer and Treasurer

Date:    May 27, 2011